UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)       The Report to Shareholders is attached herewith.

First Trust Exchange-Traded Fund III
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

First Trust Horizon Managed Volatility Developed International ETF (HDMV)

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

Semi-Annual Report
For the Six Months Ended
January 31, 2021

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2021

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Managed Volatility Funds of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six months ended January 31, 2021.
There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus (“COVID-19”) pandemic, I would like to take this opportunity to convey a brief message on the current economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration’s approach of delegating the lion’s share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the “American Rescue Plan Act” into law on March 11, 2021. Not one Republican in Congress voted for the bill.
The current climate strikes me as one where “Cash is King.” A recent survey by Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support “a lot,” according to their own release. Overall, respondents said that the $600 checks sent out this past December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden’s American Rescue Plan will make payments of up to $1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.
While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the Federal Reserve’s 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.
The state of the U.S. economy is on the mend, but likely won’t make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used. Wesbury believes that a full recovery requires the reopening of the entire U.S. economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.
We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board’s Measure of CEO Confidence™ rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of CEOs expect economic conditions to improve over the next six months, up from 63% in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate America’s largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500® Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones Indices. The all-time high was $1.89 trillion, set in the second quarter of 2020.
It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HUSV”. The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/21	1 Year Ended 1/31/21	Inception (8/24/16) to 1/31/21	Inception (8/24/16) to 1/31/21
Fund Performance
NAV	3.00%	-0.07%	9.22%	47.88%
Market Price	2.93%	-0.14%	9.20%	47.77%
Index Performance
S&P 500® Index	14.47%	17.25%	15.03%	86.13%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Domestic ETF (HUSV) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	18.9%
Information Technology	15.1
Health Care	13.5
Industrials	10.8
Financials	10.0
Consumer Discretionary	9.4
Utilities	8.9
Communication Services	5.7
Real Estate	4.9
Materials	2.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Oracle Corp.	2.7%
Johnson & Johnson	2.7
Tyler Technologies, Inc.	2.6
Accenture PLC, Class A	2.5
Amphenol Corp., Class A	2.5
Broadridge Financial Solutions, Inc.	2.5
AT&T, Inc.	2.4
Hormel Foods Corp.	2.4
Visa, Inc., Class A	2.3
Verizon Communications, Inc.	2.2
Total	24.8%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The term “developed market companies” means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HDMV”. The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/21	1 Year Ended 1/31/21	Inception (8/24/16) to 1/31/21	Inception (8/24/16) to 1/31/21
Fund Performance
NAV	9.28%	-7.88%	3.01%	14.06%
Market Price	9.50%	-7.94%	2.97%	13.88%
Index Performance
MSCI EAFE Index	17.58%	8.94%	7.72%	39.10%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	20.9%
Utilities	14.5
Industrials	14.5
Communication Services	12.7
Financials	10.7
Health Care	7.8
Consumer Discretionary	5.3
Real Estate	5.2
Information Technology	3.2
Energy	3.1
Materials	2.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Novartis AG	1.8%
Swisscom AG	1.8
Vivendi S.A.	1.8
Power Assets Holdings Ltd.	1.7
CLP Holdings, Ltd.	1.7
Nestle S.A.	1.7
McDonald’s Holdings Co., Japan Ltd.	1.7
Chugoku Electric Power (The) Co., Inc.	1.6
Japan Tobacco, Inc.	1.6
ITOCHU Corp.	1.5
Total	16.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
The investment objective of First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HSMV”. The first day of secondary market trading in shares of the Fund was April 7, 2020.
Performance
		Cumulative Total Returns
	6 Months Ended 1/31/21	Inception (4/6/20) to 1/31/21
Fund Performance
NAV	13.50%	34.69%
Market Price	13.69%	34.64%
Index Performance
S&P 1000® Index	29.86%	68.10%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV) (Continued)
Sector Allocation	% of Total Investments
Industrials	18.4%
Information Technology	14.4
Financials	12.4
Real Estate	11.5
Consumer Staples	11.5
Utilities	10.2
Health Care	7.3
Materials	7.1
Communication Services	3.8
Consumer Discretionary	3.4
Total	100.0%
Top Ten Holdings	% of Total Investments
WD-40 Co.	1.9%
Rayonier, Inc.	1.9
Valmont Industries, Inc.	1.8
Horace Mann Educators Corp.	1.7
Cogent Communications Holdings, Inc.	1.7
Park Aerospace Corp.	1.6
South Jersey Industries, Inc.	1.6
RLI Corp.	1.6
ALLETE, Inc.	1.6
Schweitzer-Mauduit International, Inc.	1.6
Total	17.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
First Trust Horizon Funds
January 31, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Horizon Managed Volatility Domestic ETF (“HUSV”), the First Trust Horizon Managed Volatility Developed International ETF (“HDMV”), and the First Trust Horizon Managed Volatility Small/Mid ETF (“HSMV”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) serves as the investment sub-advisor to the Funds.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Michael Dickson, PhD, Portfolio Manager of Horizon
Scott Ladner, Portfolio Manager of Horizon
Steven Clark, PhD, Portfolio Manager of Horizon
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since each Fund’s inception.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2021 (Unaudited)
As a shareholder of First Trust Horizon Managed Volatility Domestic ETF, First Trust Horizon Managed Volatility Developed International ETF or First Trust Horizon Managed Volatility Small/Mid ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Actual	$1,000.00	$1,030.00	0.70%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Actual	$1,000.00	$1,092.80	0.80%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Actual	$1,000.00	$1,135.00	0.80%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.9%
	Aerospace & Defense – 0.8%
4,126	Lockheed Martin Corp.	$1,327,829
	Air Freight & Logistics – 2.2%
17,371	CH Robinson Worldwide, Inc.	1,486,263
23,956	Expeditors International of Washington, Inc.	2,144,541
		3,630,804
	Beverages – 3.3%
34,394	Coca-Cola (The) Co.	1,656,071
12,408	Monster Beverage Corp. (a)	1,077,386
19,417	PepsiCo, Inc.	2,651,780
		5,385,237
	Capital Markets – 2.8%
2,108	BlackRock, Inc.	1,478,256
12,149	Intercontinental Exchange, Inc.	1,340,642
12,615	Nasdaq, Inc.	1,706,431
		4,525,329
	Chemicals – 2.7%
11,284	International Flavors & Fragrances, Inc.	1,268,096
7,954	Linde PLC	1,951,911
1,867	Sherwin-Williams (The) Co.	1,291,591
		4,511,598
	Commercial Services & Supplies – 2.9%
27,135	Republic Services, Inc.	2,456,260
20,426	Waste Management, Inc.	2,273,823
		4,730,083
	Diversified Financial Services – 1.4%
10,067	Berkshire Hathaway, Inc., Class B (a)	2,293,967
	Diversified Telecommunication Services – 4.6%
138,792	AT&T, Inc.	3,973,615
65,610	Verizon Communications, Inc.	3,592,148
		7,565,763
	Electric Utilities – 5.4%
58,297	Alliant Energy Corp.	2,836,149
42,660	American Electric Power Co., Inc.	3,451,621
39,280	Xcel Energy, Inc.	2,513,527
		8,801,297
	Electronic Equipment, Instruments & Components – 2.5%
32,661	Amphenol Corp., Class A	4,078,706
Shares	Description	Value

	Food & Staples Retailing – 3.3%
7,449	Costco Wholesale Corp.	$2,625,251
22,274	Kroger (The) Co.	768,453
14,570	Walmart, Inc.	2,046,939
		5,440,643
	Food Products – 6.2%
21,141	Campbell Soup Co.	1,017,094
5,825	Hershey (The) Co.	847,188
84,175	Hormel Foods Corp.	3,944,440
6,433	JM Smucker (The) Co.	748,866
26,960	Kellogg Co.	1,589,022
36,312	Mondelez International, Inc., Class A	2,013,137
		10,159,747
	Health Care Equipment & Supplies – 4.9%
28,837	Baxter International, Inc.	2,215,547
7,970	Becton Dickinson and Co.	2,086,466
8,361	Danaher Corp.	1,988,580
9,220	STERIS PLC	1,725,154
		8,015,747
	Health Care Technology – 1.0%
20,222	Cerner Corp.	1,619,984
	Hotels, Restaurants & Leisure – 2.2%
7,471	McDonald’s Corp.	1,552,773
20,197	Yum! Brands, Inc.	2,049,793
		3,602,566
	Household Durables – 1.0%
14,524	Garmin Ltd.	1,668,227
	Household Products – 6.0%
23,369	Church & Dwight Co., Inc.	1,973,045
38,307	Colgate-Palmolive Co.	2,987,946
20,969	Kimberly-Clark Corp.	2,770,005
16,881	Procter & Gamble (The) Co.	2,164,313
		9,895,309
	Insurance – 5.8%
24,148	Allstate (The) Corp.	2,588,183
12,472	Aon PLC, Class A	2,533,063
15,437	Arthur J. Gallagher & Co.	1,781,584
11,834	Marsh & McLennan Cos., Inc.	1,300,675
14,893	Progressive (The) Corp.	1,298,521
		9,502,026
	IT Services – 7.3%
17,067	Accenture PLC, Class A	4,128,849
28,723	Broadridge Financial Solutions, Inc.	4,058,847

See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
19,299	Visa, Inc., Class A	$3,729,532
		11,917,228
	Life Sciences Tools & Services – 1.2%
16,467	Agilent Technologies, Inc.	1,978,839
	Machinery – 1.3%
23,035	PACCAR, Inc.	2,101,253
	Media – 1.1%
2,990	Charter Communications, Inc., Class A (a)	1,816,604
	Multiline Retail – 1.1%
9,040	Dollar General Corp.	1,759,274
	Multi-Utilities – 2.4%
40,634	CMS Energy Corp.	2,311,262
18,057	WEC Energy Group, Inc.	1,605,267
		3,916,529
	Pharmaceuticals – 6.4%
38,938	Bristol-Myers Squibb Co.	2,391,961
27,084	Johnson & Johnson	4,418,213
24,021	Merck & Co., Inc.	1,851,299
11,977	Zoetis, Inc.	1,847,452
		10,508,925
	Professional Services – 1.9%
17,602	IHS Markit Ltd.	1,532,782
8,583	Verisk Analytics, Inc.	1,574,981
		3,107,763
	Road & Rail – 0.8%
7,119	Old Dominion Freight Line, Inc.	1,381,086
	Software – 5.3%
74,416	Oracle Corp.	4,496,959
10,038	Tyler Technologies, Inc. (a)	4,243,966
		8,740,925
	Specialty Retail – 4.3%
8,840	Advance Auto Parts, Inc.	1,318,397
2,649	AutoZone, Inc. (a)	2,962,562
6,359	O’Reilly Automotive, Inc. (a)	2,705,564
		6,986,523
	Textiles, Apparel & Luxury Goods – 0.8%
10,257	NIKE, Inc., Class B	1,370,233
	Trading Companies & Distributors – 0.9%
30,928	Fastenal Co.	1,410,008
Shares	Description	Value

	Water Utilities – 1.1%
11,391	American Water Works Co., Inc.	$1,811,397
	Total Common Stocks	155,561,449
	(Cost $148,500,703)
REAL ESTATE INVESTMENT TRUSTS – 4.9%
	Equity Real Estate Investment Trusts – 4.9%
61,302	Duke Realty Corp.	2,425,107
17,348	Mid-America Apartment Communities, Inc.	2,302,947
16,711	Prologis, Inc.	1,724,575
7,174	Public Storage	1,632,946
	Total Real Estate Investment Trusts	8,085,575
	(Cost $7,247,326)
	Total Investments – 99.8%	163,647,024
	(Cost $155,748,029) (b)
	Net Other Assets and Liabilities – 0.2%	375,224
	Net Assets – 100.0%	$164,022,248

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,382,490 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,483,495. The net unrealized appreciation was $7,898,995.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 155,561,449	$ 155,561,449	$ —	$ —
Real Estate Investment Trusts*	8,085,575	8,085,575	—	—
Total Investments	$ 163,647,024	$ 163,647,024	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.1%
	Australia – 4.4%
39,165	AGL Energy Ltd. (b)	$342,363
12,388	ASX Ltd. (b)	676,906
495,151	AusNet Services (b)	651,813
50,551	Coles Group Ltd. (b)	699,791
211,826	Telstra Corp., Ltd. (b)	503,059
17,963	Wesfarmers Ltd. (b)	745,632
14,608	Woolworths Group Ltd. (b)	454,363
		4,073,927
	Denmark – 2.4%
4,803	Coloplast A.S., Class B (b)	716,934
11,136	Novo Nordisk A.S., Class B (b)	775,825
23,276	Tryg A.S. (b)	724,122
		2,216,881
	France – 7.4%
3,885	Air Liquide S.A. (b)	635,380
40,619	Carrefour S.A. (b)	688,795
10,344	Danone S.A. (b)	687,862
940	Hermes International (b)	959,117
1,591	L’Oreal S.A. (b)	559,714
3,216	Pernod Ricard S.A. (b)	606,094
8,415	Sanofi (b)	791,416
52,351	Vivendi S.A. (b)	1,608,668
		6,537,046
	Germany – 6.7%
7,540	Beiersdorf AG (b)	823,030
39,525	Deutsche Telekom AG (b)	702,856
98,656	E.ON SE (b)	1,043,637
7,885	Fresenius Medical Care AG & Co., KGaA (b)	637,888
4,945	Knorr-Bremse AG (b)	654,380
5,147	LEG Immobilien AG (b)	737,831
14,716	Siemens Healthineers AG (b) (c) (d)	825,295
260,490	Telefonica Deutschland Holding AG (b)	713,858
		6,138,775
	Hong Kong – 8.8%
270,394	BOC Hong Kong Holdings Ltd. (b)	806,316
167,001	CLP Holdings, Ltd. (b)	1,567,232
152,493	Henderson Land Development Co., Ltd. (b)	623,693
933,875	Hong Kong & China Gas Co., Ltd. (b)	1,341,264
145,283	MTR Corp., Ltd. (b)	843,120
2,091,924	PCCW Ltd. (b)	1,163,332
298,650	Power Assets Holdings Ltd. (b)	1,584,834
		7,929,791
	Ireland – 0.8%
5,519	Kerry Group PLC, Class A (b)	748,968
Shares	Description	Value

	Israel – 0.8%
5,661	Check Point Software Technologies Ltd. (e)	$723,136
	Italy – 0.6%
78,138	Terna Rete Elettrica Nazionale S.p.A (b)	566,669
	Japan – 28.0%
9,600	Calbee, Inc. (b)	283,904
36,400	Chubu Electric Power Co., Inc. (b)	445,818
117,400	Chugoku Electric Power (The) Co., Inc. (b)	1,447,645
1,500	Daikin Industries Ltd. (b)	316,699
142,200	ENEOS Holdings, Inc. (b)	576,301
1,900	Hirose Electric Co., Ltd. (b)	298,316
44,200	Idemitsu Kosan Co., Ltd. (b)	1,037,990
47,100	ITOCHU Corp. (b)	1,348,896
6,100	Itochu Techno-Solutions Corp. (b)	215,050
71,100	Japan Tobacco, Inc. (b)	1,412,351
9,000	JSR Corp. (b)	274,641
30,100	Kansai Electric Power (The) Co., Inc. (b)	295,112
12,600	Kansai Paint Co. Ltd. (b)	370,882
9,800	Kao Corp. (b)	711,057
12,700	KDDI Corp. (b)	373,288
6,500	Keihan Holdings Co., Ltd. (b)	296,327
1,200	Keyence Corp. (b)	644,258
3,500	Kobayashi Pharmaceutical Co., Ltd. (b)	394,132
9,000	Kyocera Corp. (b)	576,830
33,100	Kyushu Electric Power Co., Inc. (b)	307,073
6,300	Lawson, Inc. (b)	305,977
31,100	McDonald’s Holdings Co., Japan Ltd. (b)	1,516,584
15,100	MEIJI Holdings Co., Ltd. (b)	1,030,725
37,800	Mitsubishi Corp. (b)	957,554
31,300	Mitsubishi Electric Corp. (b)	477,475
17,000	Mitsui & Co., Ltd. (b)	315,428
23,700	MS&AD Insurance Group Holdings, Inc. (b)	681,881
5,000	Murata Manufacturing Co., Ltd. (b)	480,240
32,800	Nagoya Railroad Co., Ltd. (b)	835,407
500	Nintendo Co., Ltd. (b)	287,818
16,500	Nippon Telegraph & Telephone Corp. (b)	412,398
6,400	Nissin Foods Holdings Co., Ltd. (b)	553,178
3,000	Nitto Denko Corp. (b)	271,927
20,100	Osaka Gas Co., Ltd. (b)	371,703
3,100	Rinnai Corp. (b)	323,790
6,200	Secom Co., Ltd. (b)	561,776
19,800	Sega Sammy Holdings, Inc. (b)	315,354

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
148,700	Seven Bank Ltd. (b)	$327,595
67,200	Shizuoka Bank (The), Ltd. (b)	488,507
93,000	Softbank Corp. (b)	1,221,691
4,900	Sohgo Security Services Co., Ltd. (b)	241,118
2,900	Sony Corp. (b)	277,567
5,100	Takeda Pharmaceutical Co., Ltd. (b)	179,365
18,300	Teijin Ltd. (b)	334,789
73,400	Tohoku Electric Power Co., Inc. (b)	629,955
7,300	Toyota Motor Corp. (b)	511,992
10,500	USS Co., Ltd. (b)	206,762
		25,745,126
	Netherlands – 3.5%
36,835	Koninklijke Ahold Delhaize N.V. (b)	1,057,332
24,509	Koninklijke Vopak N.V. (b)	1,240,467
9,828	Wolters Kluwer N.V. (b)	816,612
		3,114,411
	New Zealand – 1.0%
258,967	Spark New Zealand Ltd. (b)	889,125
	Norway – 0.8%
76,092	Orkla ASA (b)	739,666
	Singapore – 6.0%
299,500	CapitaLand Ltd. (b)	719,894
37,300	DBS Group Holdings Ltd. (b)	703,376
197,000	Keppel Corp., Ltd. (b)	740,452
164,100	Oversea-Chinese Banking Corp., Ltd. (b)	1,271,817
521,800	Singapore Telecommunications Ltd. (b)	924,393
64,500	United Overseas Bank Ltd. (b)	1,133,253
		5,493,185
	Spain – 2.2%
24,162	Endesa S.A. (b)	617,514
60,878	Iberdrola S.A. (b)	824,239
29,903	Red Electrica Corp. S.A. (b)	567,795
		2,009,548
	Sweden – 3.0%
16,641	Essity AB, Class B (b)	531,528
11,463	ICA Gruppen AB (b)	574,578
7,137	Investor AB, Class B (b)	523,494
30,971	Tele2 AB, Class B (b)	427,426
149,856	Telia Co., AB (b)	656,712
		2,713,738
	Switzerland – 13.8%
26,470	ABB Ltd. (b)	780,770
7,955	Banque Cantonale Vaudoise (b)	841,736
Shares	Description	Value

	Switzerland (Continued)
1,920	Geberit AG (b)	$1,175,168
3,425	Kuehne + Nagel International AG	779,379
13,654	Nestle S.A. (b)	1,530,567
18,252	Novartis AG (b)	1,652,631
700	Partners Group Holding AG (b)	826,554
2,613	Roche Holding AG (b)	901,778
5,007	Schindler Holding AG (b)	1,321,471
11,004	Swiss Prime Site AG (b)	1,069,499
3,016	Swisscom AG (b)	1,641,545
		12,521,098
	United Kingdom – 7.9%
18,307	Admiral Group PLC (b)	721,494
34,662	GlaxoSmithKline PLC (b)	643,719
227,019	J Sainsbury PLC (b)	758,177
54,835	National Grid PLC (b)	636,946
6,683	Reckitt Benckiser Group PLC (b)	566,574
4,598	Spirax-Sarco Engineering PLC (b)	695,173
341,826	Tesco PLC (b)	1,118,591
9,614	Unilever PLC (b)	560,065
15,951	Unilever PLC	927,217
270,668	Wm Morrison Supermarkets PLC (b)	663,786
		7,291,742
	Total Common Stocks	89,452,832
	(Cost $84,119,663)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.7%
	Singapore – 1.7%
359,500	Ascendas Real Estate Investment Trust (b)	829,486
486,800	Mapletree Commercial Trust (b)	753,141
	Total Real Estate Investment Trusts	1,582,627
	(Cost $1,655,095)
	Total Investments – 99.8%	91,035,459
	(Cost $85,774,758) (f)
	Net Other Assets and Liabilities – 0.2%	200,213
	Net Assets – 100.0%	$91,235,672

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $89,385,106 or 98.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,202,871 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,942,170. The net unrealized appreciation was $5,260,701.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 723,136	$ 723,136	$ —	$ —
United Kingdom	7,291,742	927,217	6,364,525	—
Other Country Categories*	81,437,954	—	81,437,954	—
Real Estate Investment Trusts*	1,582,627	—	1,582,627	—
Total Investments	$ 91,035,459	$ 1,650,353	$ 89,385,106	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	28.3%
Euro	22.0
Swiss Franc	13.7
Hong Kong Dollar	8.7
Singapore Dollar	7.8
British Pound Sterling	7.0
Australian Dollar	4.5
Swedish Krona	3.0
Danish Krone	2.4
New Zealand Dollar	1.0
Norwegian Krone	0.8
United States Dollar	0.8
Total	100.0%

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 86.9%
	Aerospace & Defense – 1.6%
17,352	Park Aerospace Corp.	$230,435
	Air Freight & Logistics – 1.0%
1,034	Forward Air Corp.	74,127
1,404	Hub Group, Inc., Class A (a)	73,893
		148,020
	Auto Components – 1.1%
2,357	Gentex Corp.	77,899
1,987	Standard Motor Products, Inc.	77,950
		155,849
	Banks – 1.1%
1,176	Commerce Bancshares, Inc.	78,615
1,390	Westamerica BanCorp	77,590
		156,205
	Biotechnology – 0.6%
496	United Therapeutics Corp. (a)	81,255
	Building Products – 0.6%
285	Lennox International, Inc.	78,515
	Capital Markets – 1.1%
714	Affiliated Managers Group, Inc.	78,675
264	FactSet Research Systems, Inc.	79,818
		158,493
	Chemicals – 2.7%
982	Ashland Global Holdings, Inc.	78,550
714	Balchem Corp.	76,420
943	RPM International, Inc.	77,769
1,072	Sensient Technologies Corp.	75,608
678	Stepan Co.	76,397
		384,744
	Commercial Services & Supplies – 1.7%
515	MSA Safety, Inc.	80,402
1,232	Stericycle, Inc. (a)	80,671
614	Tetra Tech, Inc.	74,644
		235,717
	Construction & Engineering – 1.8%
1,332	Valmont Industries, Inc.	256,969
	Containers & Packaging – 1.7%
592	AptarGroup, Inc.	78,718
2,256	Silgan Holdings, Inc.	82,186
1,371	Sonoco Products Co.	79,395
		240,299
Shares	Description	Value

	Diversified Consumer Services – 1.1%
955	Grand Canyon Education, Inc. (a)	$81,118
1,547	Service Corp. International	78,015
		159,133
	Diversified Financial Services – 0.6%
3,397	Jefferies Financial Group, Inc.	79,320
	Diversified Telecommunication Services – 1.7%
4,136	Cogent Communications Holdings, Inc.	235,545
	Electric Utilities – 3.3%
3,607	ALLETE, Inc.	226,664
2,427	Hawaiian Electric Industries, Inc.	80,236
913	IDACORP, Inc.	80,618
2,607	OGE Energy Corp.	79,566
		467,084
	Electrical Equipment – 1.1%
1,405	Encore Wire Corp.	81,139
503	Hubbell, Inc.	78,267
		159,406
	Electronic Equipment, Instruments & Components – 3.8%
796	Arrow Electronics, Inc. (a)	77,713
2,352	Badger Meter, Inc.	215,702
990	Fabrinet (a)	78,151
883	OSI Systems, Inc. (a)	79,488
5,864	TTM Technologies, Inc. (a)	78,636
		529,690
	Food & Staples Retailing – 1.7%
405	Casey’s General Stores, Inc.	75,930
848	PriceSmart, Inc.	79,610
3,519	Sprouts Farmers Market, Inc. (a)	79,705
		235,245
	Food Products – 6.7%
2,190	Cal-Maine Foods, Inc. (a)	83,965
3,611	Flowers Foods, Inc.	82,908
1,935	Hain Celestial Group (The), Inc. (a)	80,467
1,061	Ingredion, Inc.	80,074
1,016	John B. Sanfilippo & Son, Inc.	81,717
464	Lancaster Colony Corp.	81,005
10,969	Pilgrim’s Pride Corp. (a)	212,579
826	Post Holdings, Inc. (a)	78,346
2,214	Tootsie Roll Industries, Inc.	87,630

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
1,923	TreeHouse Foods, Inc. (a)	$81,208
		949,899
	Gas Utilities – 4.0%
2,008	National Fuel Gas Co.	80,842
1,133	ONE Gas, Inc.	82,856
9,965	South Jersey Industries, Inc.	230,191
1,355	Southwest Gas Holdings, Inc.	81,246
1,361	Spire, Inc.	83,280
		558,415
	Health Care Equipment & Supplies – 2.8%
1,292	Globus Medical, Inc., Class A (a)	79,703
807	Hill-Rom Holdings, Inc.	77,504
382	ICU Medical, Inc. (a)	78,111
330	Masimo Corp. (a)	84,454
950	Neogen Corp. (a)	76,827
		396,599
	Health Care Providers & Services – 1.1%
149	Chemed Corp.	77,167
965	Encompass Health Corp.	77,586
		154,753
	Health Care Technology – 0.5%
3,271	HealthStream, Inc. (a)	76,149
	Household Durables – 0.5%
1,902	La-Z-Boy, Inc.	73,645
	Household Products – 2.4%
1,906	Central Garden & Pet Co. (a)	80,605
867	WD-40 Co.	263,923
		344,528
	Industrial Conglomerates – 0.6%
547	Carlisle Cos., Inc.	79,277
	Insurance – 8.4%
1,446	AMERISAFE, Inc.	80,253
1,783	Brown & Brown, Inc.	76,829
2,542	Employers Holdings, Inc.	77,531
711	Hanover Insurance Group (The), Inc.	79,966
6,169	Horace Mann Educators Corp.	241,640
1,112	Kemper Corp.	78,229
1,560	Mercury General Corp.	82,696
4,444	Old Republic International Corp.	80,436
535	RenaissanceRe Holdings Ltd.	80,485
2,350	RLI Corp.	227,433
1,074	Safety Insurance Group, Inc.	78,875
		1,184,373
Shares	Description	Value

	IT Services – 3.9%
327	CACI International, Inc., Class A (a)	$78,879
1,824	CSG Systems International, Inc.	78,596
978	ExlService Holdings, Inc. (a)	74,993
863	ManTech International Corp., Class A	77,403
1,056	MAXIMUS, Inc.	79,263
2,836	NIC, Inc.	76,345
816	Science Applications International Corp.	78,361
		543,840
	Life Sciences Tools & Services – 1.1%
241	Bio-Techne Corp.	78,303
308	Charles River Laboratories International, Inc. (a)	79,788
		158,091
	Machinery – 5.6%
1,361	Donaldson Co., Inc.	80,898
799	ESCO Technologies, Inc.	75,969
2,386	Federal Signal Corp.	77,998
1,149	Graco, Inc.	79,212
1,045	ITT, Inc.	78,072
689	Lincoln Electric Holdings, Inc.	78,890
439	Nordson Corp.	78,577
1,138	Tennant Co.	77,100
836	Toro (The) Co.	78,793
649	Watts Water Technologies, Inc., Class A	77,925
		783,434
	Media – 2.1%
4,810	John Wiley & Sons, Inc., Class A	219,384
1,484	New York Times (The) Co., Class A	73,592
		292,976
	Metals & Mining – 1.1%
1,346	Compass Minerals International, Inc.	78,418
663	Reliance Steel & Aluminum Co.	76,961
		155,379
	Multi-Utilities – 1.7%
1,363	Black Hills Corp.	80,581
3,070	MDU Resources Group, Inc.	80,710
1,487	NorthWestern Corp.	80,997
		242,288
	Paper & Forest Products – 1.6%
5,979	Schweitzer-Mauduit International, Inc.	222,060

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals – 1.1%
4,300	Amphastar Pharmaceuticals, Inc. (a)	$78,174
1,931	Prestige Consumer Healthcare, Inc. (a)	77,240
		155,414
	Professional Services – 1.1%
917	Exponent, Inc.	75,726
691	FTI Consulting, Inc. (a)	75,989
		151,715
	Road & Rail – 2.2%
4,222	Heartland Express, Inc.	79,247
1,845	Knight-Swift Transportation Holdings, Inc.	73,800
549	Landstar System, Inc.	76,530
1,903	Werner Enterprises, Inc.	74,674
		304,251
	Semiconductors & Semiconductor Equipment – 0.6%
4,934	DSP Group, Inc. (a)	79,585
	Software – 6.1%
1,647	Bottomline Technologies DE, Inc. (a)	78,694
1,628	CDK Global, Inc.	81,237
1,366	CommVault Systems, Inc. (a)	85,758
1,227	InterDigital, Inc.	78,786
811	J2 Global, Inc. (a)	83,241
1,906	Progress Software Corp.	76,583
635	PTC, Inc. (a)	84,398
780	SPS Commerce, Inc. (a)	77,134
7,996	Teradata Corp. (a)	215,092
		860,923
	Specialty Retail – 0.6%
659	Murphy USA, Inc.	82,092
	Tobacco – 0.6%
1,716	Universal Corp.	78,713
	Trading Companies & Distributors – 1.1%
1,025	MSC Industrial Direct Co., Inc., Class A	79,509
333	Watsco, Inc.	79,417
		158,926
	Water Utilities – 1.1%
1,027	American States Water Co.	79,346
Shares	Description	Value

	Water Utilities (Continued)
1,792	Essential Utilities, Inc.	$82,970
		162,316
	Total Common Stocks	12,241,565
	(Cost $11,767,447)
REAL ESTATE INVESTMENT TRUSTS – 12.6%
	Equity Real Estate Investment Trusts – 11.5%
1,272	Agree Realty Corp.	80,390
796	Camden Property Trust	81,311
1,141	Centerspace	79,802
607	CoreSite Realty Corp.	81,605
3,090	Corporate Office Properties Trust	81,174
3,505	Easterly Government Properties, Inc.	76,935
1,960	First Industrial Realty Trust, Inc.	79,654
2,968	Getty Realty Corp.	78,860
2,652	Healthcare Realty Trust, Inc.	79,587
6,049	Independence Realty Trust, Inc.	80,331
3,675	Industrial Logistics Properties Trust	77,947
7,761	Lexington Realty Trust	79,550
990	Life Storage, Inc.	80,764
2,044	LTC Properties, Inc.	78,980
2,209	National Storage Affiliates Trust	80,717
4,511	Physicians Realty Trust	79,529
1,621	PotlatchDeltic Corp.	77,419
8,519	Rayonier, Inc.	261,959
		1,616,514
	Mortgage Real Estate Investment Trusts – 1.1%
7,125	ARMOUR Residential REIT, Inc.	79,587
4,667	KKR Real Estate Finance Trust, Inc.	79,899
		159,486
	Total Real Estate Investment Trusts	1,776,000
	(Cost $1,771,419)
	Total Investments – 99.5%	14,017,565
	(Cost $13,538,866) (b)
	Net Other Assets and Liabilities – 0.5%	71,297
	Net Assets – 100.0%	$14,088,862

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $741,717 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $263,018. The net unrealized appreciation was $478,699.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,241,565	$ 12,241,565	$ —	$ —
Real Estate Investment Trusts*	1,776,000	1,776,000	—	—
Total Investments	$ 14,017,565	$ 14,017,565	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
ASSETS:
Investments, at value	$ 163,647,024	$ 91,035,459	$ 14,017,565
Cash	246,910	65,320	159,365
Foreign currency	—	5,295	—
Receivables:
Investment securities sold	11,089,681	4,496,921	—
Dividends	261,259	66,324	4,547
Dividend reclaims	5,542	194,663	—
Total Assets	175,250,416	95,863,982	14,181,477
LIABILITIES:
Payables:
Fund shares redeemed	11,120,148	4,561,777	—
Investment advisory fees	108,020	66,533	9,927
Investment securities purchased	—	—	82,688
Total Liabilities	11,228,168	4,628,310	92,615
NET ASSETS	$164,022,248	$91,235,672	$14,088,862
NET ASSETS consist of:
Paid-in capital	$ 195,396,328	$ 115,568,775	$ 11,297,460
Par value	59,000	30,000	5,000
Accumulated distributable earnings (loss)	(31,433,080)	(24,363,103)	2,786,402
NET ASSETS	$164,022,248	$91,235,672	$14,088,862
NET ASSET VALUE, per share	$27.80	$30.41	$28.18
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,900,002	3,000,002	500,002
Investments, at cost	$155,748,029	$85,774,758	$13,538,866
Foreign currency, at cost (proceeds)	$—	$5,291	$—

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2021 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
INVESTMENT INCOME:
Dividends	$ 2,099,059	$ 1,397,148	$ 170,930
Interest	22	7	—
Foreign withholding tax	—	(89,643)	—
Other	13	—	—
Total investment income	2,099,094	1,307,512	170,930
EXPENSES:
Investment advisory fees	678,216	421,566	63,210
Total expenses	678,216	421,566	63,210
NET INVESTMENT INCOME (LOSS)	1,420,878	885,946	107,720
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,849,773)	3,017,990	(265,443)
In-kind redemptions	19,217,626	2,599,586	2,586,008
Foreign currency transactions	—	(15,210)	—
Net realized gain (loss)	16,367,853	5,602,366	2,320,565
Net increase from payment by the advisor	—	6,254	—
Net change in unrealized appreciation (depreciation) on:
Investments	(11,187,533)	3,168,459	(598,270)
Foreign currency translation	—	12,213	—
Net change in unrealized appreciation (depreciation)	(11,187,533)	3,180,672	(598,270)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,180,320	8,789,292	1,722,295
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 6,601,198	$ 9,675,238	$ 1,830,015
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020
OPERATIONS:
Net investment income (loss)	$ 1,420,878	$ 3,252,411	$ 885,946	$ 2,996,449
Net realized gain (loss)	16,367,853	(4,596,249)	5,602,366	(24,727,414)
Net increase from payment by the advisor	—	—	6,254	—
Net change in unrealized appreciation (depreciation)	(11,187,533)	1,915,698	3,180,672	956,053
Net increase (decrease) in net assets resulting from operations	6,601,198	571,860	9,675,238	(20,774,912)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,398,160)	(3,582,296)	(1,069,875)	(3,755,422)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	124,628,083	355,667,495	—	87,535,588
Cost of shares redeemed	(180,630,987)	(362,223,485)	(41,083,209)	(67,686,203)
Net increase (decrease) in net assets resulting from shareholder transactions	(56,002,904)	(6,555,990)	(41,083,209)	19,849,385
Total increase (decrease) in net assets	(50,799,866)	(9,566,426)	(32,477,846)	(4,680,949)
NET ASSETS:
Beginning of period	214,822,114	224,388,540	123,713,518	128,394,467
End of period	$164,022,248	$214,822,114	$91,235,672	$123,713,518
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,900,002	8,400,002	4,400,002	3,900,002
Shares sold	4,500,000	13,500,000	—	2,750,000
Shares redeemed	(6,500,000)	(14,000,000)	(1,400,000)	(2,250,000)
Shares outstanding, end of period	5,900,002	7,900,002	3,000,002	4,400,002

(a)	Inception date is April 6, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Six Months Ended 1/31/2021 (Unaudited)	Period Ended 7/31/2020 (a)

$ 107,720	$ 14,506
2,320,565	213,038
—	—
(598,270)	1,076,969
1,830,015	1,304,513

(120,206)	(6,225)

12,292,789	19,986,223
(19,936,432)	(1,261,815)
(7,643,643)	18,724,408
(5,933,834)	20,022,696

20,022,696	—
$14,088,862	$ 20,022,696

800,002	—
450,000	850,002
(750,000)	(50,000)
500,002	800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 27.19	$ 26.71	$ 23.49	$ 22.03	$ 19.96
Income from investment operations:
Net investment income (loss)	0.22	0.37	0.37	0.30	0.24
Net realized and unrealized gain (loss)	0.60	0.52	3.17	1.46	2.05
Total from investment operations	0.82	0.89	3.54	1.76	2.29
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.41)	(0.32)	(0.30)	(0.22)
Net asset value, end of period	$27.80	$27.19	$26.71	$23.49	$22.03
Total return (b)	3.00%	3.41%	15.24%	8.04%	11.51%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 164,022	$ 214,822	$ 224,389	$ 133,888	$ 62,799
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70% (c)
Ratio of net investment income (loss) to average net assets	1.47% (c)	1.39%	1.58%	1.37%	1.50% (c)
Portfolio turnover rate (d)	77%	211%	147%	157%	149%

(a)	Inception date is August 24, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2017 (a)
		2020	2019	2018
Net asset value, beginning of period	$ 28.12	$ 32.92	$ 33.72	$ 33.05	$ 29.89
Income from investment operations:
Net investment income (loss)	0.26	0.65	0.86	0.91	0.63
Net realized and unrealized gain (loss)	2.35	(4.61)	(0.79)	0.87	3.13
Total from investment operations	2.61	(3.96)	0.07	1.78	3.76
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.84)	(0.87)	(1.11)	(0.60)
Net asset value, end of period	$30.41	$28.12	$32.92	$33.72	$33.05
Total return (b)	9.28% (c)	(12.37)%	0.21%	5.48%	12.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 91,236	$ 123,714	$ 128,394	$ 59,010	$ 29,745
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80% (d)
Ratio of net investment income (loss) to average net assets	1.68% (d)	2.08%	2.74%	2.73%	2.74% (d)
Portfolio turnover rate (e)	62%	196%	99%	133%	150%

(a)	Inception date is August 24, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund received a reimbursement from the advisor in the amount of $6,254, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
	Six Months Ended 1/31/2021 (Unaudited)	Period Ended 7/31/2020 (a)
Net asset value, beginning of period	$ 25.03	$ 21.10
Income from investment operations:
Net investment income (loss)	0.20	0.02
Net realized and unrealized gain (loss)	3.17	3.92
Total from investment operations	3.37	3.94
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.01)
Net asset value, end of period	$28.18	$25.03
Total return (b)	13.50%	18.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 14,089	$ 20,023
Ratio of total expenses to average net assets	0.80% (c)	0.80% (c)
Ratio of net investment income (loss) to average net assets	1.36% (c)	0.60% (c)
Portfolio turnover rate (d)	60%	5%

(a)	Inception date is April 6, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”):
First Trust Horizon Managed Volatility Domestic ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (NYSE Arca ticker “HDMV”)
First Trust Horizon Managed Volatility Small/Mid ETF – (NYSE Arca ticker “HSMV”)
HUSV and HDMV are a diversified series of the Trust. HSMV is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
Under normal market conditions, HSMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended July 31, 2020, was as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$ 3,582,296	$ —	$ —
First Trust Horizon Managed Volatility Developed International ETF	3,755,422	—	—
First Trust Horizon Managed Volatility Small/Mid ETF	6,225	—	—
As of July 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$ 180,784	$ (55,601,206)	$ 18,784,304
First Trust Horizon Managed Volatility Developed International ETF	31,560	(34,892,318)	1,892,292
First Trust Horizon Managed Volatility Small/Mid ETF	8,281	(769)	1,069,081
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For HUSV and HDMV, taxable years ended 2017, 2018, 2019, and 2020 remain open to federal and state audit. For HSMV, the taxable year ended 2020 remains open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Horizon Managed Volatility Domestic ETF	$ 55,601,206
First Trust Horizon Managed Volatility Developed International ETF	34,892,318
First Trust Horizon Managed Volatility Small/Mid ETF	769
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
HUSV has agreed to pay First Trust an annual unitary management fee of 0.70% of its average daily net assets. HDMV and HSMV have agreed to pay First Trust an annual unitary management fee of 0.80% of their average daily net assets. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
During the six months ended January 31, 2021, HDMV received a payment from the Advisor of $6,254 in connection with a trade error.
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 145,278,836	$ 144,703,450
First Trust Horizon Managed Volatility Developed International ETF	63,480,719	64,325,394
First Trust Horizon Managed Volatility Small/Mid ETF	9,445,212	9,139,271

For the six months ended January 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 124,053,537	$ 180,540,375
First Trust Horizon Managed Volatility Developed International ETF	—	40,310,800
First Trust Horizon Managed Volatility Small/Mid ETF	12,163,160	19,798,359

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2021 for HUSV and HDMV and March 14, 2022 for HSMV.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Other Matters
By operation of law, HUSV and HDMV now operate as diversified open-end management investment companies as defined in Section 5(b) of the 1940 Act.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust California Municipal High Income ETF (FCAL)

Semi-Annual Report
For the Six Months Ended
January 31, 2021

First Trust California Municipal High Income ETF (FCAL)
Semi-Annual Report
January 31, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust California Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust California Municipal High Income ETF (FCAL)
Semi-Annual Letter from the Chairman and CEO
January 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust California Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended January 31, 2021.
There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus (“COVID-19”) pandemic, I would like to take this opportunity to convey a brief message on the current economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration’s approach of delegating the lion’s share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the “American Rescue Plan Act “ into law on March 11, 2021. Not one Republican in Congress voted for the bill.
The current climate strikes me as one where “Cash is King.” A recent survey by Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support ”a lot,“ according to their own release. Overall, respondents said that the $600 checks sent out this past December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden’s American Rescue Plan will make payments of up to $1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.
While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the Federal Reserve’s 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.
The state of the U.S. economy is on the mend, but likely won’t make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used. Wesbury believes that a full recovery requires the reopening of the entire U.S. economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.
We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board’s Measure of CEO Confidence™ rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of CEOs expect economic conditions to improve over the next six months, up from 63% in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate America’s largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500 Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones Indices. The all-time high was $1.89 trillion, set in the second quarter of 2020.
It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust California Municipal High Income ETF (FCAL)
The primary investment objective of First Trust California Municipal High Income ETF (the “Fund”) is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (“Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of California or territories or possessions of the U.S. (including but not limited to Puerto Rico, the U.S. Virgin Islands and Guam) and/or the political subdivisions, agencies, authorities and other instrumentalities of such state, territories or possessions. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FCAL.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/21	1 Year Ended 1/31/21	Inception (6/20/17) to 1/31/21	Inception (6/20/17) to 1/31/21
Fund Performance
NAV	3.69%	2.56%	5.13%	19.82%
Market Price	3.60%	2.30%	5.09%	19.68%
Index Performance
Bloomberg Barclays 10 Year California Exempt Index	1.20%	4.02%	4.21%	16.08%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)
Sector Allocation	% of Total Investments (including cash)
Insured	17.8%
Special Assessment	13.9
Education	9.6
Tobacco	8.5
Government Obligation Bond - Unlimited Tax	6.4
Dedicated Tax	6.3
Hospital	6.0
Industrial Development Bond	5.6
Continuing Care Retirement Communities	4.2
Student Housing	3.7
Certificates of Participation	3.7
Water & Sewer	3.3
Tax Increment	3.0
Higher Education	2.5
Airport	2.0
Local Housing	0.7
Other Health	0.7
Gas	0.6
Government Obligation Bond - Limited Tax	0.6
Housing	0.5
Toll Road	0.2
Cash	0.2
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	95.5%
Net Other Assets and Liabilities(1)	4.5
Total	100.0%
Credit Rating(2)	% of Total Investments (including cash)
AAA	0.3%
AA	32.1
A	19.9
BBB	15.8
BB	8.4
B	1.9
Not Rated	21.4
Cash	0.2
Total	100.0%

(1)	Includes variation margin on futures.
(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust California Municipal High Income ETF (FCAL)
Semi-Annual Report
January 31, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust California Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the Team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust California Municipal High Income ETF (FCAL)
Understanding Your Fund Expenses
January 31, 2021 (Unaudited)
As a shareholder of the First Trust California Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust California Municipal High Income ETF (FCAL)
Actual	$1,000.00	$1,036.90	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 95.5%
	California – 86.3%
$350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Sub Lien, Ser B, AGM	4.00%	10/01/37	$389,620
150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	180,815
500,000	Anaheim CA Pub Fin Auth Lease Rev Pub Imps Proj, Ser A	5.00%	09/01/28	622,435
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	260,976
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	597,912
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/33	113,159
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/34	197,341
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/36	370,917
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area 8F	4.00%	09/01/40	691,312
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	246,566
665,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/32	903,043
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	5.00%	06/01/33	269,752
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	4.00%	06/01/35	249,890
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settlement Sr Ref, Ser A	4.00%	06/01/39	245,528
440,908	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	517,234
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	230,326
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	297,238
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	579,008
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	129,486
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	133,128
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	512,012
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	220,196
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	231,252
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	733,902
1,000,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,144,900
100,000	CA St Ent Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/35	125,635
100,000	CA St Ent Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/40	123,880
30,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	36,741
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	272,886
1,000,000	CA St Hlth Facs Fing Auth Rev Ref, Commonspirit Hlth, Ser A	4.00%	04/01/36	1,199,040
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	320,665
500,000	CA St Infrastructure & Econ Dev Bank Natl Chartr Social Bond, Ser B	4.00%	11/01/39	605,345
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	270,560
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	270,052
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Academies Lincoln Proj, Ser A (a)	5.00%	10/01/39	971,253
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	210,918
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	229,268
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	277,315
60,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	64,136
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	$670,092
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	185,764
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	283,176
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	280,312
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	837,668
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Centers, Ser A	5.00%	02/01/36	561,854
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	240,312
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	477,736
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	301,607
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	788,991
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	560,400
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	127,826
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	514,379
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	790,937
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	569,975
500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/27	609,285
350,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/40	418,656
75,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj TCRS, BAM	5.00%	05/15/29	95,507
1,000,000	CA St Muni Fin Auth Student Hsg Rev Chf-Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/38	1,202,500
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	678,300
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	255,757
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	257,100
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	164,783
1,000,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	1,069,950
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,850
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	220,448
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	222,511
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	144,458
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	116,763
75,000	CA St Ref	4.00%	09/01/32	88,725
75,000	CA St Ref	4.00%	08/01/34	88,091
155,000	CA St Ref	4.00%	09/01/35	182,074
75,000	CA St Ref Various Purpose	4.00%	09/01/33	88,449
275,000	CA St Ref Various Purpose	4.00%	09/01/35	323,034
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	645,077
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	371,522
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	661,248
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	675,864
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	340,455
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	116,336
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	249,505

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$400,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	$447,840
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	231,036
280,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	317,120
100,000	CA St Various Purpose	5.00%	10/01/35	122,200
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	707,982
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	363,372
150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	152,448
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	293,147
190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	231,496
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	59,758
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	208,460
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	56,006
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	59,788
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	145,266
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	295,171
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	371,588
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	481,832
355,000	Centinela Vly CA Union High Sch Dist Ref, Ser C, AGM	3.00%	08/01/36	380,361
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	554,679
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	575,186
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	5.00%	06/01/31	308,632
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/35	288,542
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/36	229,980
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	257,676
170,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/32	211,480
175,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/33	216,435
180,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/34	221,729
200,000	Dana Point CA Cmnty Facs Distspl Tax Ref, Ser A, BAM	4.00%	09/01/35	245,584
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	233,174
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	347,982
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	321,475
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	171,731
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	860,881
300,000	Estrn CA Muni Wtr Dist Wtr & Wstwtr Rev Sub Ref, Ser A	5.00%	07/01/31	371,766
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	420,532
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	190,077
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	274,886
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$165,000	Fontana CA Unif Sch Dist Prerefunded, AGM	(d)	02/01/33	$135,381
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	361,252
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	170,365
200,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Asset Bkd, Ref, Ser A	3.25%	06/01/32	218,256
100,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Enhncd Asset Bkd, Ser A	5.00%	06/01/29	110,066
340,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	419,169
750,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/34	929,805
145,000	Golden West CA Schs Fing Auth Ref Beverly Hills Uni Sch Dist, NATL	5.25%	08/01/23	163,622
265,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/33	320,960
360,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/35	431,233
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	162,624
860,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	1,046,121
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	186,237
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	1,058,637
290,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	328,495
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	123,778
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(d)	08/01/29	429,691
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	268,000
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/33	28,532
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/34	28,450
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax	4.00%	09/01/40	224,384
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,262,381
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	113,795
330,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	455,367
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	595,245
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	848,414
250,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	323,502
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,900
215,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	251,247
500,000	Los Angeles CA Unif Sch Dist, Ser C	4.00%	07/01/36	618,650
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	455,567
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	118,449
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	289,080
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	305,272
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	375,655
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	287,412
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	573,390
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	115,112
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	225,156
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,199,528
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	309,135
750,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	812,865

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	$472,210
100,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/34	115,140
65,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/35	74,715
275,000	Ontario CA Cmnty Facs Dist 40 Spl Tax Emeral Park Facilites	4.00%	09/01/39	314,025
750,000	Oxnard CA Sch Dist Election of 2016, Ser C, AGM	4.00%	08/01/49	872,812
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	292,815
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	796,530
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	245,488
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	256,430
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	391,993
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	236,994
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	572,710
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	321,414
1,500,000	River Islands Pub Fin Auth CA Lathrop Irr Dt Elec Rev Bds, AGM	4.00%	09/01/40	1,796,670
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	622,518
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	212,952
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/37	1,785,239
185,000	Roseville CA Spl Tax	5.00%	09/01/32	217,349
160,000	Roseville CA Spl Tax	5.00%	09/01/33	187,224
170,000	Roseville CA Spl Tax	4.00%	09/01/34	188,921
150,000	Roseville CA Spl Tax	4.00%	09/01/35	166,370
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	227,684
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	618,060
385,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/34	461,992
200,000	San Bruno CA Park Sch Dist, Ser B	4.00%	08/01/37	238,030
510,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	618,151
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	142,246
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	96,429
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	113,222
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	596,320
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	148,221
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	119,509
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL	(d)	01/15/29	140,963
675,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	745,193
250,000	Santa Monica-Malibu CA Unif Sch Dist, COPS	4.00%	05/01/34	299,497
250,000	Santa Monica-Malibu CA Unif Sch Dist, COPS	4.00%	05/01/35	298,847
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	$208,896
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	432,974
500,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/43	586,970
150,000	Soledad CA Unif Sch Dist Premium Ref Bans, CABS	(d)	08/01/21	149,681
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	352,019
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	299,075
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	175,340
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	455,292
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	583,995
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.38%	06/01/38	501,885
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.50%	06/01/45	502,620
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	1,323,290
145,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 2, Ser B-1	2.25%	06/01/29	146,291
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/38	1,317,470
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	288,960
470,000	Transbay Jt Powers Auth CA Green Bnd Sr Tax Alloc Bnds, Ser A	5.00%	10/01/33	614,069
900,000	Transbay Jt Powers Auth CA Green Bnd Sr Tax Alloc Bnds, Ser A	5.00%	10/01/39	1,155,546
835,000	Tulare CA Loc Healthcare Dist Ref, BAM	4.00%	08/01/39	1,002,426
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	118,668
				84,680,747
	Colorado – 0.5%
500,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	535,450
	Florida – 1.0%
500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond-Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	488,295
205,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	211,205
250,000	Rhodine Road North CDD FL Spl Assmnt	4.00%	05/01/30	270,533
				970,033
	Georgia – 0.5%
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	537,555
	Guam – 1.4%
100,000	Guam Govt Business Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	113,769
355,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	364,475
750,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	931,620
				1,409,864
	Illinois – 1.0%
195,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	195,573
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	34,444
135,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	127,398
120,000	IL St, Ser A	4.00%	01/01/25	123,177
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	506,180
				986,772

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas – 0.4%
$375,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	$378,566
	Louisiana – 1.0%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	952,665
	Ohio – 0.9%
750,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	874,582
	Puerto Rico – 2.1%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	105,354
1,295,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,425,536
604,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	515,919
				2,046,809
	Texas – 0.4%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	428,378

Total Investments – 95.5%	93,801,421
(Cost $88,373,987) (e)
Net Other Assets and Liabilities – 4.5%	4,373,471
Net Assets – 100.0%	$98,174,892

Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	4	Mar 2021	$ (674,875)	$(62)
U.S. Treasury Ultra 10-Year Notes	Short	20	Mar 2021	(3,076,563)	19,078
Total Futures Contracts				$(3,751,438)	$19,016

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $13,431,117 or 13.7% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,471,473 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,023. The net unrealized appreciation was $5,446,450. The unrealized amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 93,801,421	$ —	$ 93,801,421	$ —
Futures Contracts**	19,078	19,078	—	—
Total	$ 93,820,499	$ 19,078	$ 93,801,421	$—
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (62)	$ (62)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Labilities.

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $88,373,987)	$ 93,801,421
Cash	177,016
Cash segregated as collateral for open futures contracts	49,145
Receivables:
Investment securities sold	3,224,577
Interest	954,568
Variation margin	9,625
Total Assets	98,216,352
LIABILITIES:
Investment advisory fees payable	41,460
Total Liabilities	41,460
NET ASSETS	$98,174,892
NET ASSETS consist of:
Paid-in capital	$ 94,634,329
Par value	18,000
Accumulated distributable earnings (loss)	3,522,563
NET ASSETS	$98,174,892
NET ASSET VALUE, per share	$54.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,800,002
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Statement of Operations
For the Six Months Ended January 31, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 1,260,519
Total investment income	1,260,519
EXPENSES:
Investment advisory fees	300,383
Total expenses	300,383
Fees waived by the investment advisor	(69,319)
Net expenses	231,064
NET INVESTMENT INCOME (LOSS)	1,029,455
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(12,647)
Futures contracts	73,599
Net realized gain (loss)	60,952
Net change in unrealized appreciation (depreciation) on:
Investments	2,244,847
Futures contracts	114,954
Net change in unrealized appreciation (depreciation)	2,359,801
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,420,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,450,208

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020
OPERATIONS:
Net investment income (loss)	$ 1,029,455	$ 1,594,302
Net realized gain (loss)	60,952	(1,928,615)
Net change in unrealized appreciation (depreciation)	2,359,801	1,613,667
Net increase (decrease) in net assets resulting from operations	3,450,208	1,279,354
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(988,001)	(1,554,337)
Return of capital	—	(72,665)
Total distributions to shareholders	(988,001)	(1,627,002)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,006,298	56,172,036
Cost of shares redeemed	—	(2,375,228)
Net increase (decrease) in net assets resulting from shareholder transactions	8,006,298	53,796,808
Total increase (decrease) in net assets	10,468,505	53,449,160
NET ASSETS:
Beginning of period	87,706,387	34,257,227
End of period	$ 98,174,892	$ 87,706,387
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	650,002
Shares sold	150,000	1,050,000
Shares redeemed	—	(50,000)
Shares outstanding, end of period	1,800,002	1,650,002
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Financial Highlights
For a Common Share outstanding throughout each period
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended			Period Ended 7/31/2017 (a)
		7/31/2020	7/31/2019	7/31/2018
Net asset value, beginning of period	$ 53.16	$ 52.70	$ 50.11	$ 50.14	$ 50.00
Income from investment operations:
Net investment income (loss)	0.59	1.17	1.49	1.45	0.10
Net realized and unrealized gain (loss)	1.36	0.51	2.60	(0.04)	0.14
Total from investment operations	1.95	1.68	4.09	1.41	0.24
Distributions paid to shareholders from:
Net investment income	(0.57)	(1.17)	(1.50)	(1.40)	(0.10)
Net realized gain	—	—	—	(0.04)	—
Return of capital	—	(0.05)	—	—	(0.00) (b)
Total distributions	(0.57)	(1.22)	(1.50)	(1.44)	(0.10)
Net asset value, end of period	$54.54	$53.16	$52.70	$50.11	$50.14
Total return (c)	3.69%	3.23%	8.32%	2.83%	0.50%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 98,175	$ 87,706	$ 34,257	$ 17,539	$ 10,029
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net expenses to average net assets	0.50% (d)	0.50%	0.50%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	2.23% (d)	2.28%	3.01%	2.97%	1.74% (d)
Portfolio turnover rate (e)	10%	81%	69%	91%	22%

(a)	Inception date is June 20, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust California Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FCAL” on The Nasdaq Stock Market LLC (“Nasdaq”). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$108.22	$252,663	$270,560	0.28%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	113.49	311,147	340,455	0.35
				$563,810	$611,015	0.63%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $49,145 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$—
Long-term capital gains	—
Tax-exempt income	1,554,337
Return of capital	72,665
As of July 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(2,182,633)
Net unrealized appreciation (depreciation)	3,242,989
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019 and 2020 remain open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, for federal income tax purposes, the Fund had $2,182,633 of non-expiring capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2020, the Fund had no net ordinary losses.
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal,

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2021. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Advisor only after November 30, 2021. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2021, the Advisor waived fees of $69,319.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $15,209,387 and $8,559,007, respectively.
For the six months ended January 31, 2021, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at January 31, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	Interest Rate Risk	Unrealized Appreciation on Futures Contracts*	$ 19,078	Unrealized Depreciation on Futures Contracts*	$ 62
* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$73,599
Net change in unrealized appreciation (depreciation) on futures contracts	114,954

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
During the six months ended January 31, 2021, the notional value of futures contracts opened and closed were $26,197,719 and $27,791,890, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2021.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $410 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2021.

Notes to Financial Statements (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters
By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.
11. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
Effective March 3, 2021, the credit agreement with Scotia was amended, and the maximum commitment amount changed from $410,000,000 to $330,000,000.

Additional Information
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust California Municipal High Income ETF (FCAL)
January 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Municipal High Income ETF (FMHI)

Semi-Annual Report
For the Six Months Ended
January 31, 2021

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Letter from the Chairman and CEO
January 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six months ended January 31, 2021.
There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus (“COVID-19”) pandemic, I would like to take this opportunity to convey a brief message on the current economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration’s approach of delegating the lion’s share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the “American Rescue Plan Act” into law on March 11, 2021. Not one Republican in Congress voted for the bill.
The current climate strikes me as one where “Cash is King.” A recent survey by Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support “a lot,” according to their own release. Overall, respondents said that the $600 checks sent out this past December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden’s American Rescue Plan will make payments of up to $1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.
While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the Federal Reserve’s 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.
The state of the U.S. economy is on the mend, but likely won’t make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used. Wesbury believes that a full recovery requires the reopening of the entire U.S. economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.
We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board’s Measure of CEO Confidence™ rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of CEOs expect economic conditions to improve over the next six months, up from 63% in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate America’s largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500 Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones Indices. The all-time high was $1.89 trillion, set in the second quarter of 2020.
It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Municipal High Income ETF (FMHI)
The primary investment objective of the First Trust Municipal High Income ETF (the “Fund”) is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (“Municipal Securities”). The Fund invests at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated below investment grade by at least one nationally recognized statistical rating organization rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality), commonly referred to as “high yield” or “junk” bonds. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FMHI.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/21	1 Year Ended 1/31/21	Inception (11/1/17) to 1/31/21	Inception (11/1/17) to 1/31/21
Fund Performance
NAV	6.71%	4.20%	6.14%	21.35%
Market Price	6.73%	4.00%	6.12%	21.27%
Index Performance
Bloomberg Barclays Municipal Bond Index	2.01%	4.01%	4.66%	15.94%
Blended Benchmark(1)	4.62%	3.47%	5.49%	18.96%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices that make up the Blended Benchmark do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg Barclays High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Barclays Municipal Bond High Yield Index; and 50% of the Bloomberg Barclays Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Barclays Municipal Bond Index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Index returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Index for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)
Sector Allocation	% of Total Investments (including cash)
Education	12.3%
Industrial Development Bond	10.3
Government Obligation Bond - Limited Tax	9.0
Special Assessment	8.4
Continuing Care Retirement Communities	6.8
Higher Education	6.5
Tobacco	6.2
Dedicated Tax	5.9
Government Obligation Bond - Unlimited Tax	5.2
Hospital	4.9
Tax Increment	4.6
Airport	3.0
Student Housing	2.9
Local Housing	2.8
Gas	1.9
Insured	1.8
Certificates of Participation	1.3
Utility	0.9
Mass Transit	0.9
Toll Road	0.5
Water & Sewer	0.4
Other Health	0.4
Hotel	0.3
Port	0.1
Pre-refunded/Escrowed-to-maturity	0.0*
Cash	2.7
Total	100.0%

*	Amount is less than 0.1%.

Credit Rating(2)	% of Total Investments (including cash)
AAA	0.8%
AA	4.7
A	11.2
BBB	17.3
BB	18.6
B	2.2
CCC	1.5
Not Rated	40.1
SP-2/MIG1	0.9
Cash	2.7
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	98.5%
Net Other Assets and Liabilities**	1.5
Total	100.0%

**	Includes variation margin on futures contracts.

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Fund. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the Team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Municipal High Income ETF (FMHI)
Understanding Your Fund Expenses
January 31, 2021 (Unaudited)
As a shareholder of the First Trust Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Municipal High Income ETF (FMHI)
Actual	$1,000.00	$1,067.10	0.55%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.5%
	Arizona – 4.2%
$780,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/39	$901,500
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	854,850
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	440,476
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,371,602
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	5.00%	07/15/40	568,630
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	570,400
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,106,760
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	115,691
205,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	207,694
				6,137,603
	California – 3.3%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	499,167
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	246,320
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	255,758
500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	514,200
750,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	802,462
415,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	464,634
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	666,182
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	337,734
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.38%	06/01/38	1,003,770
				4,790,227
	Colorado – 12.8%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,150,830
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,026,020
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	565,425
515,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	547,167
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	794,020
150,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/27	169,502
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,101,220
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	989,221
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	550,644
500,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	541,360
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	970,533
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	539,960
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	607,614
875,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/39	939,785
1,000,000	Painted Prairie Pub Impt Auth CO	4.00%	12/01/29	1,071,380
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	$583,800
900,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	955,872
500,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/27	627,405
325,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/28	416,010
300,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	391,506
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	566,821
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	1,070,920
1,000,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,060,250
500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	533,700
740,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	792,466
				18,563,431
	Connecticut – 3.1%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	320,117
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (a)	5.00%	01/01/55	583,292
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	297,455
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	292,205
1,500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,689,195
1,000,000	Univ Of CT CT, Ser A	5.00%	11/01/35	1,275,930
				4,458,194
	Delaware – 0.4%
562,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	603,133
	District of Columbia – 1.2%
1,500,000	DC Rev Rocketship DC Oblig Grp, Ser A (a)	5.00%	06/01/51	1,692,105
	Florida – 8.2%
300,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	304,914
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	230,452
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	362,052
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	153,847
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	717,385
580,000	Epperson Ranch Cdd FL Capital Impt Rev, Ser A-1	5.00%	11/01/28	624,614
1,500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond-Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	1,464,885
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev South Parcel Assmnt Area (a)	4.00%	05/01/40	1,065,980
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	97,790
1,250,000	Mirada Ii Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	1,280,600
200,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	215,348
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	251,612
465,000	Parkland Preserve Cdd FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	525,650
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	1,608,135

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	$278,075
1,000,000	Seminole Cnty FL Indl Dev Auth Ref Legacy Pointe at UCF Proj, Ser A	5.00%	11/15/29	1,023,490
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	566,600
255,000	Trout Creek Cdd FL Capital Impt Rev (b)	5.38%	05/01/38	288,627
230,000	Villamar Cdd FL Spl Assmnt (b)	4.00%	05/01/29	245,541
440,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.25%	05/01/29	481,320
				11,786,917
	Georgia – 1.6%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	1,170,180
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	59,850
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	537,555
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	514,684
				2,282,269
	Guam – 0.8%
250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	282,800
235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	241,272
500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	621,080
				1,145,152
	Idaho – 0.2%
260,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	256,503
	Illinois – 6.7%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	270,443
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	367,050
870,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	872,558
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	103,147
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	496,176
400,000	Chicago IL Ref 2003B	5.25%	01/01/29	455,336
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,728
515,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	473,991
360,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	373,414
100,000	IL St	5.00%	04/01/24	112,370
500,000	IL St	5.50%	05/01/26	603,890
200,000	IL St	5.00%	06/01/27	235,640
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	295,267
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	293,460
15,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	16,682
100,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	109,675
300,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	333,423
145,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	161,913
2,000,000	IL St, Ser C	5.00%	11/01/29	2,373,160
650,000	IL St, Ser D	5.00%	11/01/24	732,491
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	$506,180
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	507,590
				9,714,584
	Indiana – 3.5%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,429,554
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,024,220
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	258,962
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	767,490
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	223,506
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	614,256
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	714,168
				5,032,156
	Kansas – 0.8%
1,175,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,186,174
	Kentucky – 0.6%
750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	844,440
	Louisiana – 2.3%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	254,916
900,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	1,092,564
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,290,630
500,000	Saint James Parish LA Rev Variable NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	635,110
				3,273,220
	Maryland – 3.3%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	181,557
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	191,020
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	207,578
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	196,990
1,000,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	1,152,860
1,000,000	MD St Econ Dev Corp Spl Oblig Port Covington Proj	4.00%	09/01/50	1,094,050
1,150,000	MD St Econ Dev Corp Student Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,383,393
300,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Healthcare	4.00%	01/01/38	342,060
				4,749,508
	Massachusetts – 2.0%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,344,180
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	563,995
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Student Hsg Proj	5.00%	10/01/48	1,048,560
				2,956,735
	Michigan – 0.2%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	342,513

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota – 0.5%
$350,000	Duluth MN Indep Sch Dist #709 Cops Ref, Ser B	5.00%	02/01/28	$444,293
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	153,515
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	116,449
				714,257
	Missouri – 0.1%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	86,705
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	11,574
				98,279
	Nevada – 1.5%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	375,612
210,000	North Las Vegas NV Local Impt Valley Vista Spl Impt Dist #64	4.00%	06/01/29	225,311
500,000	NV Dept Of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/37	549,040
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	1,023,450
				2,173,413
	New Hampshire – 1.1%
1,000,000	National Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	1,042,970
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	582,465
				1,625,435
	New Jersey – 3.6%
1,000,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	1,242,850
500,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser Qqq	4.00%	06/15/36	591,400
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	116,295
850,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	807,721
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	630,715
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	638,585
1,000,000	Tobacco Settlement Fing Corp NJ Ref, Subser B	5.00%	06/01/46	1,192,310
				5,219,876
	New York – 7.6%
1,000,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (a)	5.00%	07/01/40	1,202,020
1,250,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,287,238
1,000,000	New York City NY Transitional Fin Auth Rev Subordinate-Future Tax Secured, Ser C-1	4.00%	11/01/40	1,175,030
1,000,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,256,440
1,000,000	NY St Transprtn Dev Corpspl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	1,167,640
400,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/31	519,424
450,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/32	583,263
450,000	NY St Transprtn Dev Corpspl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/33	584,892
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	2,184,740
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	113,587
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	$969,192
				11,043,466
	North Carolina – 1.3%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,166,810
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn At Maryfield Proj, Ser A	5.00%	10/01/45	770,075
				1,936,885
	Ohio – 7.8%
750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	990,360
3,500,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	4,081,385
415,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/32	441,353
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	841,230
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,318,776
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,133,450
750,000	OH St Hgr Eductnl Fac Commn Ref Univ Of Dayton 2020 Proj	4.00%	02/01/36	892,477
1,500,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	1,629,735
				11,328,766
	Oklahoma – 0.1%
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	178,331
	Oregon – 1.6%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	316,811
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	542,160
1,150,000	OR St Facs Auth Rev Ref Samaritan Hlth Svcs Proj, Ser A	5.00%	10/01/40	1,449,264
				2,308,235
	Pennsylvania – 4.0%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	377,940
1,780,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,891,428
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	109,293
250,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	281,678
515,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	571,238
665,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	738,529
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	434,556
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,758
900,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/40	1,050,552
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	238,130
				5,705,102

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico – 1.5%
$250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	$263,385
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,716,147
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	151,188
				2,130,720
	South Carolina – 1.0%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	476,927
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	241,985
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	622,178
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	140,721
				1,481,811
	Tennessee – 1.4%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	26,969
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	523,930
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	538,085
730,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	902,295
				1,991,279
	Texas – 4.5%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	54,623
420,000	Harris-Brazoria Cntys TX Muni Utility Dist #509, AGM	3.00%	09/01/32	436,582
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,446,487
125,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	144,723
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	281,343
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	570,760
375,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	396,990
1,250,000	Lago Vista TX Spl Assmt Rev Ref Tessera On Lake Travis, Ser B (a)	4.88%	09/01/50	1,332,712
445,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	458,354
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	311,998
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	216,503
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A (b)	5.00%	04/01/25	504,980
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	284,572
				6,440,627
	Utah – 1.6%
1,000,000	Med Sch Campus Pub Infrastructure Dist UT, Ser A (a)	5.25%	02/01/40	1,017,000
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain West Montessori Academy Proj, Ser A (a)	5.00%	06/15/39	522,818
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/39	$728,332
				2,268,150
	Virginia – 0.6%
500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (b)	5.00%	01/01/34	537,645
300,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (b)	4.38%	01/01/39	310,578
				848,223
	Washington – 1.4%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	645,299
230,000	WA St Healthcare Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	274,997
1,000,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	1,153,620
				2,073,916
	Wisconsin – 2.1%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	4.00%	06/15/30	514,156
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	5.00%	06/15/40	920,168
500,000	Pub Fin Auth WI Chrt Sch Rev Founders Of Academy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	526,205
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	530,835
250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	276,930
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	194,501
				2,962,795

Total Investments – 98.5%	142,344,430
(Cost $132,478,945) (e)
Net Other Assets and Liabilities – 1.5%	2,186,132
Net Assets – 100.0%	$144,530,562

Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	4	Mar 2021	$ (674,875)	$(31)
U.S. Treasury Ultra 10-Year Notes	Short	32	Mar 2021	(4,922,500)	33,234
Total Futures Contracts				$(5,597,375)	$33,203

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $38,850,315 or 26.9% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,180,539 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $281,851. The net unrealized appreciation was $9,898,688. The unrealized amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 142,344,430	$ —	$ 142,344,430	$ —
Futures Contracts**	33,234	33,234	—	—
Total	$ 142,377,664	$ 33,234	$ 142,344,430	$—
LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (31)	$ (31)	$ —	$ —

*	See Portfolio of Investments for state breakout.

**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $132,478,945)	$ 142,344,430
Cash	3,888,594
Cash segregated as collateral for open futures contracts	84,302
Receivables:
Investment securities sold	2,995,833
Interest	1,189,491
Total Assets	150,502,650
LIABILITIES:
Payables:
Investment securities purchased	5,905,105
Investment advisory fees	65,858
Variation margin	1,125
Total Liabilities	5,972,088
NET ASSETS	$144,530,562
NET ASSETS consist of:
Paid-in capital	$ 137,683,630
Par value	26,500
Accumulated distributable earnings (loss)	6,820,432
NET ASSETS	$144,530,562
NET ASSET VALUE, per share	$54.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,650,002

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2021 (Unaudited)
INVESTMENT INCOME:
Interest	$ 2,392,556
Total investment income	2,392,556
EXPENSES:
Investment advisory fees	438,508
Total expenses	438,508
Fees waived by the investment advisor	(93,966)
Net expenses	344,542
NET INVESTMENT INCOME (LOSS)	2,048,014
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	126,962
Futures contracts	96,919
Net realized gain (loss)	223,881
Net change in unrealized appreciation (depreciation) on:
Investments	6,042,211
Futures contracts	148,500
Net change in unrealized appreciation (depreciation)	6,190,711
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,414,592
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,462,606
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020
OPERATIONS:
Net investment income (loss)	$ 2,048,014	$ 2,881,986
Net realized gain (loss)	223,881	(3,389,878)
Net change in unrealized appreciation (depreciation)	6,190,711	1,303,058
Net increase (decrease) in net assets resulting from operations	8,462,606	795,166
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,988,002)	(2,807,500)
Return of capital	—	(155,753)
Total distributions to shareholders	(1,988,002)	(2,963,253)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,406,018	60,684,489
Cost of shares redeemed	—	(9,845,363)
Net increase (decrease) in net assets resulting from shareholder transactions	26,406,018	50,839,126
Total increase (decrease) in net assets	32,880,622	48,671,039
NET ASSETS:
Beginning of period	111,649,940	62,978,901
End of period	$ 144,530,562	$ 111,649,940
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,150,002	1,200,002
Shares sold	500,000	1,150,000
Shares redeemed	—	(200,000)
Shares outstanding, end of period	2,650,002	2,150,002

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended		Period Ended 7/31/2018 (a)
		7/31/2020	7/31/2019
Net asset value, beginning of period	$ 51.93	$ 52.48	$ 50.32	$ 50.00
Income from investment operations:
Net investment income (loss)	0.85	1.64	1.69	1.15
Net realized and unrealized gain (loss)	2.60	(0.48)	2.27	0.30
Total from investment operations	3.45	1.16	3.96	1.45
Distributions paid to shareholders from:
Net investment income	(0.84)	(1.62)	(1.67)	(1.13)
Return of capital	—	(0.09)	(0.13)	—
Total distributions	(0.84)	(1.71)	(1.80)	(1.13)
Net asset value, end of period	$54.54	$51.93	$52.48	$50.32
Total return (b)	6.71%	2.25%	8.05%	2.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 144,531	$ 111,650	$ 62,979	$ 27,677
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70% (c)
Ratio of net expenses to average net assets	0.55% (c)	0.55%	0.55%	0.55% (c)
Ratio of net investment income (loss) to average net assets	3.27% (c)	3.22%	3.44%	3.13% (c)
Portfolio turnover rate (d)	11%	89%	71%	74%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMHI” on The Nasdaq Stock Market LLC (“Nasdaq”). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$111.75	$201,822	$223,506	0.15%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	112.54	250,000	281,343	0.19
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	445,000	103.00	441,439	458,354	0.32
				$893,261	$963,203	0.66%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $84,302 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2020, was as follows:
Distributions paid from:
Ordinary income	$13,767
Capital gains	—
Tax-exempt income	2,793,733
Return of capital	155,753
As of July 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(3,356,320)
Net unrealized appreciation (depreciation)	3,702,148
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2018, 2019 and 2020 remain open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, for federal income tax purposes, the Fund had $3,356,320 of non-expiring capital loss carryforwards available to the extent provided by regulations to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2020, the Fund had no net ordinary losses.
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2021. The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Fund or by the Advisor only after November 30, 2021. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2021, the Advisor waived fees of $93,966.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $41,711,817 and $13,600,113, respectively.
For the six months ended January 31, 2021, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at January 31, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ 33,234	Unrealized depreciation on futures contracts*	$ 31
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$96,919
Net change in unrealized appreciation (depreciation) on futures contracts	148,500
During the six months ended January 31, 2021, the notional value of futures contracts opened and closed were $34,463,055 and $35,657,055, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2021.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $410 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2021.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Other Matters
By operation of law, the Fund now operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act.
11. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
Effective March 3, 2021, the credit agreement with Scotia was amended and the maximum commitment amount changed from $410,000,000 to $330,000,000.

Additional Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Short Duration Managed Municipal ETF (FSMB)

First Trust Ultra Short Duration Municipal ETF (FUMB)

Semi-Annual Report
For the Six Months Ended
January 31, 2021

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six months ended January 31, 2021.
There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus (“COVID-19”) pandemic, I would like to take this opportunity to convey a brief message on the current economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration’s approach of delegating the lion’s share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the “American Rescue Plan Act” into law on March 11, 2021. Not one Republican in Congress voted for the bill.
The current climate strikes me as one where “Cash is King.” A recent survey by Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support “a lot,” according to their own release. Overall, respondents said that the $600 checks sent out this past December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden’s American Rescue Plan will make payments of up to $1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.
While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the Federal Reserve’s 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.
The state of the U.S. economy is on the mend, but likely won’t make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used. Wesbury believes that a full recovery requires the reopening of the entire U.S. economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.
We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board’s Measure of CEO Confidence™ rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of CEOs expect economic conditions to improve over the next six months, up from 63% in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate America’s largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500 Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones Indices. The all-time high was $1.89 trillion, set in the second quarter of 2020.
It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Short Duration Managed Municipal ETF (FSMB)
The investment objective of First Trust Short Duration Managed Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund’s investment advisor seeks to construct a portfolio that has a weighted average duration of 1-3 years. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FSMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/21	1 Year Ended 1/31/21	Inception (11/1/18) to 1/31/21	Inception (11/1/18) to 1/31/21
Fund Performance
NAV	1.84%	3.11%	3.93%	9.05%
Market Price	1.84%	3.11%	3.95%	9.10%
Index Performance
Bloomberg Barclays Municipal Short (1-5) Year Index	0.67%	2.38%	3.52%	8.10%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Government Obligation Bond - Unlimited Tax	11.1%
Insured	9.5
Gas	8.4
Hospital	6.9
Certificates of Participation	6.8
Special Assessment	6.7
Education	6.3
Utility	5.8
Continuing Care Retirement Communities	4.8
Dedicated Tax	4.8
Higher Education	3.9
Industrial Development Bond	3.7
Water & Sewer	3.7
Mass Transit	3.4
Government Obligation Bond - Limited Tax	2.2
Airport	2.0
Student Loan	2.0
Tax Increment	1.5
Housing	0.6
Tobacco	0.6
Student Housing	0.3
Pre-refunded/Escrowed-to-maturity	0.2
Toll Road	0.1
Cash	4.7
Total	100.0%
Credit Quality(1)	% of Total Investments (including cash)
AAA	2.5%
AA	26.4
A	29.3
BBB	17.0
BB	6.4
B	0.6
Not Rated	8.5
SP-1+ (short-term)	0.6
SP-1/MIG1 (short-term)	0.6
SP-2/MIG2 (short-term)	3.4
Cash	4.7
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	99.0%
Net Other Assets and Liabilities(2)	1.0
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
(2)	Includes variation margin on futures.

Fund Performance Overview (Unaudited) (Continued)
First Trust Short Duration Managed Municipal ETF (FSMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB)
The investment objective of First Trust Ultra Short Duration Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. Under normal market conditions, the weighted average duration of the Fund’s portfolio is expected to be less than one year. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FUMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/21	1 Year Ended 1/31/21	Inception (11/1/18) to 1/31/21	Inception (11/1/18) to 1/31/21
Fund Performance
NAV	0.47%	1.35%	1.70%	3.86%
Market Price	0.42%	1.45%	1.70%	3.86%
Index Performance
Bloomberg Barclays Municipal Short-Term Index	0.27%	0.92%	1.45%	3.28%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Government Obligation Bond - Unlimited Tax	16.0%
Certificates of Participation	10.7
Industrial Development Bond	9.9
Government Obligation Bond - Limited Tax	8.6
Gas	8.5
Insured	7.0
Hospital	6.4
Water & Sewer	5.5
Education	4.6
Pre-refunded/Escrowed-to-maturity	4.1
Dedicated Tax	3.9
Housing	3.7
Higher Education	2.5
Utility	1.4
Mass Transit	1.0
Tax Increment	0.9
Tobacco	0.7
Special Assessment	0.7
Student Loan	0.6
Continuing Care Retirement Communities	0.5
Airport	0.4
Toll Road	0.2
Cash	2.2
Total	100.0%
Credit Quality(1)	% of Total Investments (including cash)
AAA	3.0%
AA	27.3
A	34.3
BBB	9.2
BB	1.0
Not Rated	11.4
SP-1+ (short-term)	4.5
SP-1/MIG1 (short-term)	3.0
SP-2/MIG2 (short-term)	4.1
Cash	2.2
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Short Duration Managed Municipal ETF (“FSMB”) and the First Trust Ultra Short Duration Municipal ETF (“FUMB”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
Tom Futrell, CFA, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA, and Johnathan Wilhelm who serve as senior portfolio managers of the Funds. Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Funds, the team manages/consults for a variety of First Trust investment portfolios and separately managed accounts.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2021 (Unaudited)
As a shareholder of First Trust Short Duration Managed Municipal ETF or First Trust Ultra Short Duration Municipal ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Short Duration Managed Municipal ETF (FSMB)
Actual	$1,000.00	$1,018.40	0.45%	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
First Trust Ultra Short Duration Municipal ETF (FUMB)
Actual	$1,000.00	$1,004.70	0.27%	$1.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	0.27%	$1.38

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 99.0%
	Alabama – 3.7%
$1,000,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	$1,149,080
210,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	248,678
275,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/01/22)	4.00%	08/01/47	288,668
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	118,301
95,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/25	110,363
500,000	Mizuho Floater Residual Trust Various States Floaters Miz 9024, Ser 2020 (a) (b)	0.44%	12/01/48	500,000
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	505,026
150,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	166,770
				3,086,886
	Arizona – 4.3%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/27	1,266,780
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	1,030,180
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/24	699,692
500,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	552,360
				3,549,012
	California – 3.8%
175,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	3.00%	06/01/21	176,629
25,000	CA St Enterprise Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	27,578
50,000	CA St Enterprise Dev Auth Student Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	56,968
205,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	5.00%	03/01/23	225,104
295,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	312,986
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	471,513
215,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	231,759
160,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Enhanced Asset Bkd, Ser A	5.00%	06/01/30	175,735
400,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/22	435,816
105,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/21	106,268
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	89,104
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	95,457
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	292,726
100,000	San Diego Cnty CA Regl Arpt Auth Subordinate Ref, Ser A	5.00%	07/01/24	116,044
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	167,075
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	151,236
				3,131,998
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado – 1.8%
$500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	$569,225
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	131,621
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Academy Chrt Sch Proj	4.00%	11/01/23	109,177
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	152,123
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	88,259
190,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	222,157
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	103,938
125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	141,444
				1,517,944
	Connecticut – 4.1%
100,000	CT St	5.00%	08/01/31	119,303
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Healthcare, Ser E	5.00%	07/01/25	57,908
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	200,362
650,000	CT St Hlth & Eductnl Facs Auth Rev Temps 50 Mclean Issue, Ser B-2 (a)	2.75%	01/01/26	657,845
50,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser B	5.00%	08/01/27	59,946
165,000	CT St Spl Tax Oblig Rev Transptrn Infrastructure, Ser A	5.00%	09/01/33	189,283
100,000	CT St, Ser F	2.00%	11/15/21	101,477
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	349,143
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	166,788
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	238,212
970,000	Univ Of CT CT, Ser A	5.00%	11/01/26	1,213,664
25,000	Univ Of CT CT, Ser A	5.00%	11/01/35	31,898
				3,385,829
	Florida – 7.3%
250,000	Berry Bay Cdd FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	250,702
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	260,017
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/24	120,429
130,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/25	145,483
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/26	176,754
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Academy Projs, Ser A	4.00%	07/01/28	175,565
245,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	249,991
500,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev South Parcel Assmnt Area (a)	3.00%	05/01/25	509,410
450,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	503,604
475,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	551,879
210,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	226,002
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	114,434
170,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/25	199,898
500,000	Mirada Ii Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	500,620
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	221,258

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	$235,141
160,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	163,936
385,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/23	397,971
375,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/24	390,090
240,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/25	250,020
50,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	55,974
310,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.00%	05/01/24	319,266
				6,018,444
	Georgia – 3.8%
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj (Mandatory put 06/13/24)	2.15%	10/01/32	105,177
600,000	GA St Muni Gas Auth Ref Gas Portfolio III, Ser S	5.00%	10/01/23	647,046
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref Northeast GA Hlth System Inc Proj, Ser A	5.00%	02/15/24	198,800
175,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs Southeast GA Hlth	5.00%	08/01/23	193,461
715,000	Madison Cnty GA Sch Dist Ref, COPS	4.00%	05/01/25	812,862
45,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	51,009
830,000	Main Street Nat Gas Inc GA Gas Rev, Ser B	5.00%	03/15/22	873,343
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	284,246
				3,165,944
	Hawaii – 0.2%
25,000	HI St, Ser Fb	5.00%	04/01/21	25,203
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	113,420
				138,623
	Illinois – 6.4%
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	431,212
50,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/21	50,179
50,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	55,212
100,000	Chicago IL Ref, 2003B	5.13%	01/01/27	114,425
25,000	Chicago IL Ref, Ser C	5.00%	01/01/26	29,402
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	59,824
160,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	165,962
250,000	IL St	5.00%	03/01/22	261,572
395,000	IL St	5.00%	05/01/23	431,170
105,000	IL St	5.00%	05/01/24	118,243
85,000	IL St	4.00%	01/01/31	92,911
195,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ Of IL Hlth Svcs Facility Proj	5.00%	10/01/24	223,573
50,000	IL St Ref	5.00%	08/01/21	51,093
70,000	IL St, Ser A	5.25%	05/01/22	73,914
100,000	IL St, Ser A	4.00%	01/01/24	102,797
15,000	IL St, Ser A	4.00%	01/01/25	15,397
700,000	IL St, Ser C	5.00%	11/01/29	830,606
210,000	IL St, Ser D	5.00%	11/01/23	230,168
60,000	IL St, Ser D	5.00%	11/01/24	67,615
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	804,643
75,000	Railsplitter IL Tobacco Settlement Auth	5.25%	06/01/21	76,218
540,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	629,764
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$365,000	Univ Of IL IL Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	$383,203
				5,299,103
	Indiana – 1.4%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	120,908
215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	221,736
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	109,262
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	116,312
545,000	Merrillville IN Conservancy Dist	3.00%	01/15/23	571,552
				1,139,770
	Kentucky – 2.2%
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(c)	10/01/25	226,090
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	252,465
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	22,491
355,000	KY St Hgr Edu Student Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	423,760
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	287,109
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	360,615
75,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	87,699
105,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	120,056
				1,780,285
	Louisiana – 2.0%
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	520,693
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	179,769
350,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	416,454
500,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	515,255
				1,632,171
	Maryland – 0.7%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	124,161
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	332,748
100,000	Maryland St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	125,179
				582,088
	Massachusetts – 2.4%
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	388,234
100,000	MA St Dev Fin Agy Rev Ref Milford Regl Med Ctr, Ser G (a)	5.00%	07/15/21	101,595
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	201,838
575,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/24	661,106
500,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/25	594,080
				1,946,853
	Michigan – 3.5%
70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	79,945
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	119,684

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	$577,421
300,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/28	345,798
100,000	MI St Fin Auth Rev Ref Hosp Beaumont Hlth Credit Grp	5.00%	11/01/21	103,367
150,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1, AGM	5.00%	07/01/28	178,224
935,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,072,613
250,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/27	287,070
90,000	MI St Hosp Fin Auth Ref Mclaren Healthcare, Ser A	5.00%	06/01/24	95,610
				2,859,732
	Missouri – 1.1%
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	396,645
500,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	503,030
				899,675
	Montana – 0.4%
150,000	MT St Fac Fin Auth Hlth Care Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	162,825
155,000	MT St Fac Fin Auth Hlth Care Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	171,371
				334,196
	Nebraska – 1.6%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	450,475
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	160,808
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	79,321
175,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	196,866
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	404,616
				1,292,086
	Nevada – 2.5%
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	621,070
410,000	Las Vegas NV Redev Agy Tax Incr Rev Ref	4.00%	06/15/21	415,010
330,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	361,020
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	147,452
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	506,835
				2,051,387
	New Hampshire – 0.3%
220,000	National Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	240,616
	New Jersey – 6.7%
1,100,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,298,792
1,500,000	Newark NJ Prom Nts	3.50%	07/27/21	1,521,645
1,000,000	NJ St Covid-19 Go Emergency Bonds, Ser A	5.00%	06/01/25	1,193,280
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	118,280
275,000	NJ St Econ Dev Auth Rev Ref Sch Facs Construction, Ser NN	5.00%	03/01/29	299,148
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	47,513
45,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/27	54,402
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$45,000	NJ St Transprtn Trust Fund Auth Ref Fed Highway Reimbursement Nts, Ser A, GARVEE	5.00%	06/15/21	$45,802
275,000	NJ St Transprtn Trust Fund Auth Sys, Ser C	5.25%	06/15/32	317,141
260,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/22	276,315
160,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/25	183,459
150,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/22	152,681
				5,508,458
	New York – 7.9%
785,000	Met Transprtn Auth NY Rev Transprtn, Subser C-2, BANS	5.00%	09/01/21	803,447
750,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	772,343
305,000	Met Transprtn Auth NY Rev, Ser D-1, BANS	5.00%	09/01/22	324,297
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (b)	0.30%	10/01/46	1,000,000
125,000	NY NY, Ser G	4.00%	08/01/29	137,645
460,000	NY NY, Ser J	5.00%	08/01/21	471,247
250,000	NY NY, Subser F-1	5.00%	03/01/27	274,408
255,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	268,168
200,000	NY St Transprtn Dev Corpspl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/24	233,366
125,000	NY St Transprtn Dev Corpspl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	150,490
15,000	Port Auth of New York & New Jersey NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	16,810
855,000	Port Auth of NY & NJ NY Ref, Ser 223, AMT	5.00%	07/15/25	1,025,658
1,000,000	Suffolk Cnty NY, Ser I, TANS	2.00%	07/22/21	1,008,020
				6,485,899
	North Dakota – 1.2%
500,000	Horace ND Ref & Impt, Ser A	1.90%	08/01/22	500,470
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	486,675
				987,145
	Ohio – 0.6%
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	526,295
	Oklahoma – 1.5%
700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	701,820
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	524,457
				1,226,277
	Oregon – 0.6%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Temps 50 Rose Villa Proj, Ser B2	2.75%	11/15/25	505,135
	Pennsylvania – 7.1%
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	288,677
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	316,907
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	103,244
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	104,910
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	595,555
255,000	Lehigh Cnty PA Gen Purpose Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	314,022
245,000	Monroeville PA Fin Auth Upmc Rev	5.00%	02/15/30	262,601
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	106,296

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	$202,580
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	360,639
400,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	452,408
210,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	240,904
495,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	541,268
100,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A	5.00%	12/01/21	103,784
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	638,098
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	344,790
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	44,370
475,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	562,096
250,000	Westmoreland Cnty PA Indl Dev Auth Hlth Sys Rev Ref Excela Hlth Proj, Ser A	4.00%	07/01/21	253,077
				5,836,226
	Puerto Rico – 1.0%
433,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	412,506
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	295,597
168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	143,501
				851,604
	Rhode Island – 0.5%
370,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	435,464
	Tennessee – 1.6%
920,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	990,077
215,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	265,744
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	50,000
				1,305,821
	Texas – 9.0%
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	177,320
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	133,404
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	295,270
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	325,167
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Sch, Ser B	5.00%	08/15/24	39,958
150,000	Dallas TX Ref	5.00%	02/15/27	170,643
485,000	Garland TX Elec Utility Sys Rev Ref, Ser A	5.00%	03/01/21	486,882
380,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	423,594
250,000	Harris Cnty TX Muni Utility Dist #105, BAM	2.00%	03/01/21	250,325
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,275,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Improv Proj, Ser B-2, AMT	5.00%	07/15/27	$1,476,169
200,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/22	209,674
435,000	Lower Colorado River TX Auth Transmission Contract Rev Ref	5.00%	05/15/23	482,128
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	504,595
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	303,303
200,000	Mesquite TX Indep Sch Dist Ref, Ser A	5.00%	08/15/27	250,218
450,000	N TX St Muni Wtr Dist Upper Efork Wstwtr Intercpt Ref & Impt	6.25%	06/01/23	513,886
120,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	119,666
160,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	165,658
85,000	Sa Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	103,035
85,000	SA Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/21	87,212
50,000	San Antonio TX Tax Nts	5.00%	08/01/21	51,233
300,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	350,451
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	514,540
				7,434,331
	Utah – 0.3%
100,000	UT Cnty UT Hosp Rev Ihc Hlth Svcs Inc	5.00%	05/15/23	101,401
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/24	148,913
				250,314
	Vermont – 0.5%
140,000	Burlington VT, Ser B	5.00%	11/01/21	145,036
250,000	VT St Econ Dev Auth Mtge Rev Wake Robin Corp Proj	5.00%	05/01/21	251,397
				396,433
	Washington – 2.3%
1,000,000	Energy NW WA Elec Rev Ref Columbia Generating, Ser A	5.00%	07/01/21	1,020,140
600,000	King Cnty WA Swr Rev Sub (Mandatory put 12/01/21)	2.60%	01/01/43	601,218
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	178,597
105,000	Tobacco Settlement Auth WA Tobacco Settlement Rev Ref	5.00%	06/01/23	116,922
				1,916,877
	West Virginia – 0.6%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Resources Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	521,800
	Wisconsin – 3.8%
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	214,532
425,000	Pub Fin Auth WI Rev Roseman Univ Of Hlth Sciences Proj (a)	3.00%	04/01/25	436,449
1,435,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2020-XF2887 (a) (b)	0.29%	06/15/38	1,435,000
395,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	477,978

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	$574,790
				3,138,749
	Wyoming – 0.3%
200,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/26	235,818

Total Investments – 99.0%	81,615,288
(Cost $79,540,056) (d)
Net Other Assets and Liabilities – 1.0%	825,429
Net Assets – 100.0%	$82,440,717

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	1	Mar 2021	$ 168,719	$1,813
U.S. Treasury Ultra 10-Year Notes	Short	4	Mar 2021	615,312	6,187
Total Futures Contracts				$784,031	$8,000

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $5,341,205 or 6.5% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,098,474 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,242. The net unrealized appreciation was $2,083,232. The unrealized amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
TANS	Tax Anticipation Notes

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 81,615,288	$ —	$ 81,615,288	$ —
Futures Contracts**	8,000	8,000	—	—
Total	$ 81,623,288	$ 8,000	$ 81,615,288	$—

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.3%
	Alabama – 7.0%
$1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 06/01/21)	4.00%	07/01/46	$1,009,040
500,000	Chatom AL Indl Dev Brd Gulf Opportunity Zone Ref Gulf Opportunity Zone Pwr South Energy Corp Proj, AGM	5.00%	08/01/21	510,830
2,450,000	Hlth Care Auth for Baptist Hlth AL Var Ref, Ser B (a)	0.23%	11/01/42	2,450,000
770,000	Jefferson Cnty AL Ref Warrants, Ser B	5.00%	04/01/21	776,052
200,000	Lower AL Gas Dist Gas Proj Rev Gas Proj, Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	231,874
1,425,000	Mizuho Floater Residual Trust Various States Floaters Miz 9024, Ser 2020 (a) (b)	0.44%	12/01/48	1,425,000
700,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (a)	0.04%	06/01/34	700,000
325,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	352,229
260,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	289,068
				7,744,093
	Arizona – 2.7%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/23	1,102,540
280,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/22	296,867
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/23	330,309
500,000	Maricopa Cnty AZ Poll Controlcorp Poll Control Rev Var Ref Pub Svc Co of NM Palo Verde Proj, Ser A (Mandatory put 06/01/22)	1.05%	01/01/38	505,230
750,000	Vistancia AZ Cmnty Facs Dist Ref, BAM	3.00%	07/15/21	759,255
				2,994,201
	California – 3.4%
135,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sr Bonds Merced Cnty Tobacco Funding Corp, Ser A	3.00%	06/01/21	136,262
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Sr Ref, Ser A	3.00%	06/01/21	151,407
225,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/21	228,769
180,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/22	188,777
150,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref Enhanced Asset Bkd, Ser A	5.00%	06/01/22	159,633
250,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/22	266,145
200,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	227,590
180,000	Port of Oakland CA Ref Sr Lien, Ser P, AMT	5.00%	05/01/26	190,640
2,200,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2019-XF2835 (a) (b)	0.24%	07/01/42	2,200,000
				3,749,223
	Colorado – 0.7%
200,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/21	206,168
170,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	198,931
100,000	Copperleaf CO Met Dist #2 Ref, BAM	4.00%	12/01/21	103,041
200,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/21	207,398
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$100,000	Vauxmont Met Dist CO Ref Ltd Tax Conv Unltd Sub, AGM	5.00%	12/15/21	$103,685
				819,223
	Connecticut – 3.3%
3,000,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	0.16%	06/15/34	3,000,000
150,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/21	152,888
165,000	CT St Ref, Ser B	5.00%	04/15/23	182,196
55,000	CT St, Ser F	5.00%	11/15/21	57,108
170,000	Univ Of CT CT Ref, Ser A	5.00%	11/01/22	184,130
100,000	Univ Of CT CT Rev, Ser A	4.00%	11/15/21	102,983
				3,679,305
	Florida – 6.1%
425,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	442,030
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	1,010,650
445,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	498,008
575,000	Jacksonville FL Spl Rev Ref, Ser C	5.00%	10/01/21	593,457
125,000	Jacksonville FL Spl Rev, Ser B-1	5.00%	10/01/21	129,012
100,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/21	103,060
425,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	457,385
280,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/21	283,016
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/25	205,777
65,000	Miami-Dade Cnty FL Bldg Better Cmntys Prog, Ser A	5.00%	07/01/30	66,329
265,000	Miami-Dade Cnty FL Spl Oblig Ref Sub, Ser A	5.00%	10/01/27	286,582
1,100,000	Orange Cnty FL Hsg Fin Auth Hsg Willow Key Apts, Ser A (Mandatory put 04/01/21)	1.90%	04/01/22	1,103,058
600,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	641,442
115,000	Palm Beach Cnty FL Sch Brd Ref, Ser B, COPS	5.00%	08/01/21	117,766
300,000	Pembroke Pines FL Capital Impt Rev Ref, AGM	5.00%	12/01/21	312,123
250,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/21	251,247
245,000	Tampa FL Hosp Rev Ref H. Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/21	249,469
				6,750,411
	Illinois – 5.5%
30,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	29,503
240,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/21	247,915
1,000,000	Cook Cnty IL Ref, Ser A	3.00%	11/15/21	1,022,780
150,000	Cook Cnty IL Ref, Ser C	5.00%	11/15/23	162,756
100,000	IL St	4.88%	05/01/21	101,084
150,000	IL St	5.00%	03/01/22	156,943
125,000	IL St	5.00%	07/01/22	132,441
110,000	IL St	5.00%	05/01/23	120,073
130,000	IL St	4.00%	03/01/26	133,851
1,000,000	IL St Dev Fin Auth Sol Wst Disp Rev Wst Mgmt Inc Proj, Ser A, AMT (Mandatory put 11/01/21)	1.60%	11/01/44	1,002,610
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ Of IL Hlth Svcs Fac Proj	5.00%	10/01/23	199,616
2,000,000	IL St Fin Auth Rev Var Univ Chicago Med Ctr, Ser A (a)	0.01%	08/01/44	2,000,000

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$165,000	IL St Ref	5.00%	02/01/22	$172,088
200,000	IL St, Ser A	5.00%	04/01/22	209,914
125,000	IL St, Ser D	5.00%	11/01/22	132,849
170,000	Montgomery IL Ref Alt Rev Source	2.63%	12/01/21	170,277
70,000	Railsplitter IL Tobacco Settlement Auth	5.38%	06/01/21	71,166
				6,065,866
	Indiana – 4.8%
500,000	Greater Clark IN Bldg Corp	4.00%	07/15/21	508,435
500,000	Greater Clark IN Bldg Corp	4.00%	01/15/22	517,490
80,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	07/15/21	81,350
170,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	01/15/22	175,947
750,000	Hamilton IN S Estrn Schs, Ser B	3.00%	06/30/21	758,092
150,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	154,699
1,500,000	Indianapolis IN Loc Pub Impt Bond Bank Fieldhouse Proj, Ser C	1.40%	06/01/21	1,500,075
45,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/22	47,059
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	107,716
1,400,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	1,479,996
				5,330,859
	Iowa – 0.9%
1,030,000	IA St Fin Auth Midwestern Econ Dev Rev Var Cj Bio Amer Inc Proj (a)	0.14%	04/01/22	1,030,000
	Kansas – 0.3%
50,000	Univ Of KS KS Hosp Auth Hlth Facs Rev Ref Univ Of KS Hlth Sys, Ser B	5.00%	03/01/21	50,188
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	227,309
				277,497
	Kentucky – 0.8%
385,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp Dba Kings Daughters Med Ctr	5.00%	02/01/21	385,000
150,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C	4.00%	08/01/21	152,695
70,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	71,111
300,000	Owen Cnty KY Pub Properties Corp 1st Mtge Rev Ref Court Facs Proj	4.00%	11/01/21	307,935
				916,741
	Louisiana – 2.1%
1,000,000	LA St Gas & Fuels Tax Rev Var Ref Second Lien, Ser D-2	0.55%	05/01/43	1,000,320
150,000	New Orleans LA Sewage Svc Rev Ref	5.00%	06/01/21	152,226
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	509,595
150,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	167,789
200,000	Shreveport LA Wtr & Swr Rev Ref	5.00%	12/01/21	208,066
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	276,713
				2,314,709
	Maryland – 0.2%
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/21	101,066
100,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	3.00%	07/01/22	103,359
				204,425
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts – 3.9%
$1,831,211	Blue Hills Regl Tech High Sch Dist MA, BANS	1.00%	05/20/21	$1,835,258
750,000	Ludlow MA, BANS	1.00%	09/23/21	753,960
150,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/23	166,301
1,610,750	Randolph MA, BANS	2.00%	06/11/21	1,618,449
				4,373,968
	Michigan – 0.4%
285,000	Detroit MI Wtr Sply Sys Rev Sr Lien, Ser A	5.25%	07/01/41	291,119
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref 2nd Lien, Ser A	5.00%	07/01/21	102,002
				393,121
	Minnesota – 0.9%
1,000,000	Brooklyn Ctr MN Mf Hsg Dev Rev Var Sonder House Apartments Proj (Mandatory put 07/01/22)	1.35%	01/01/37	1,000,860
	Mississippi – 0.5%
500,000	MS St Business Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj (Mandatory put 09/01/21)	1.35%	03/01/29	501,045
	Missouri – 0.9%
1,000,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	1,006,060
	Montana – 0.2%
220,000	MT Fac Fin Auth Hlth Facs Rev Bozeman Deaconess Hlth Svcs	4.00%	06/01/21	222,664
	Nebraska – 3.1%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	321,768
295,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/32	315,095
410,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	439,541
100,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No 1, Ser A	5.25%	12/01/21	104,094
125,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	141,645
1,840,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,069,908
				3,392,051
	Nevada – 4.4%
625,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	691,688
135,000	Clark Cnty NV Sch Dist Ref Ltd Tax, Ser A	5.00%	06/15/21	137,376
100,000	Clark Cnty NV Sch Dist Ref, Ser B	5.00%	06/15/21	101,760
160,000	Clark Cnty NV Sch Dist Ref, Ser D	5.00%	06/15/21	162,816
800,000	Clark Cnty NV Sch Dist Various Purpose Medium Term, Ser F	5.00%	06/15/22	832,624
1,000,000	Director of the St of NV Dept of Business & Industry Var Brightline West Passenger Rail Proj, Ser A, AMT (Mandatory put 07/01/21) (b)	0.50%	01/01/50	1,000,500
405,000	Las Vegas NV Redev Agy Tax Incr Rev Ref	4.00%	06/15/21	409,949
1,500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,520,505
				4,857,218
	New Jersey – 5.7%
125,000	Hamilton Twp NJ Sch Dist, AGM	3.00%	07/15/22	129,981
1,755,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	1,820,532
1,500,000	Newark NJ Prom Nts	3.50%	07/27/21	1,521,645
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	759,157
100,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/21	101,741
55,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/21	55,958

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	NJ St Hgr Edu Assistance Auth Student Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	$542,530
150,000	NJ St Transprtn Trust Fund Auth Ref Fed Highway Reimbursement Nts, Ser A, GARVEE	5.00%	06/15/21	152,675
225,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/23	239,053
1,000,000	Prospect Park NJ, BANS	2.00%	11/10/21	1,012,130
				6,335,402
	New Mexico – 1.1%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	511,055
750,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM Ser F, AMT (Mandatory put 06/01/22)	1.20%	06/01/40	759,465
				1,270,520
	New York – 13.0%
285,000	Broome Cnty NY, Ser A, BANS	2.00%	04/30/21	286,240
2,000,000	Center Moriches NY Union Freesch Dist, TANS	1.50%	06/25/21	2,009,340
600,000	Long Beach NY, BAM	2.00%	09/15/22	611,172
190,000	Met Transprtn Auth NY Rev Subser, Ser B-2A, BANS	5.00%	05/15/21	192,202
335,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	344,980
500,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	525,830
1,695,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Gen Resolution Sub FF-1 (a)	0.01%	06/15/44	1,695,000
2,150,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	0.30%	10/01/46	2,150,000
1,000,000	NY NY Adjustable Fiscal 2017, Subser A-5 (a)	0.01%	08/01/44	1,000,000
300,000	NY St Dorm Auth Revs Non St Supported Debt Mount Sinai Hosp, Ser A	5.00%	07/01/35	306,030
1,000,000	NY St Dorm Auth St Personal Income Tax Rev Rans Subordinate, Ser B	5.00%	03/31/21	1,008,200
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	126,136
200,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	201,340
500,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	530,780
125,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	131,376
300,000	NY St Transprtn Dev Corpspl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/21	312,072
1,000,000	Suffolk Cnty NY, Ser I, TANS	2.00%	07/22/21	1,008,020
1,000,000	Suffolk Cnty NY, Ser LI, TANS	2.00%	08/19/21	1,008,950
1,012,000	Syracuse NY, Ser B, RANS	2.00%	07/30/21	1,020,794
				14,468,462
	North Dakota – 2.4%
1,000,000	Horace ND Ref & Impt, Ser A	1.90%	08/01/22	1,000,940
110,000	ND St Hsg Fin Agy Hsg Fin Program Home Mtge Fin Program, Ser A	2.30%	01/01/22	111,935
250,000	W Fargo ND Ref, Ser A	2.00%	05/01/21	251,093
350,000	W Fargo ND Ref, Ser A	2.00%	05/01/22	357,269
500,000	Watford City ND St Aid Ctfs Indebtedness Ref, AGM	3.00%	12/01/21	509,590
440,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	465,516
				2,696,343
	Ohio – 1.6%
1,000,000	Euclid OH, BANS	2.25%	04/29/21	1,004,090
245,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	273,829
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	$526,295
				1,804,214
	Oklahoma – 1.9%
700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	701,820
930,000	OK St Dev Fin Auth Var Solid Waste Disp, Ser A	2.38%	12/01/21	946,387
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	491,942
				2,140,149
	Pennsylvania – 7.0%
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	211,262
900,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser A	5.00%	02/01/22	926,613
175,000	Hermitage PA Muni Auth Ref, Ser C	2.00%	02/01/21	175,000
165,000	Hermitage PA Muni Auth Ref, Ser C	3.00%	02/01/22	169,432
150,000	Mckeesport PA Area Sch Dist Ref, Ser A, AGM	3.00%	10/01/21	152,000
1,500,000	PA St Econ Dev Fingauth Solid Waste Disposal Rev RePub Svcs Inc Proj, Ser B-1, AMT (Mandatory put 04/15/21)	0.20%	04/01/49	1,500,180
750,000	PA St Econ Dev Fingauth Solid Waste Disposal Rev Waste Mgmt Inc Proj, Ser A, AMT (Mandatory put 08/02/21)	0.70%	08/01/37	751,950
235,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/21	243,993
160,000	Philadelphia PA Ref, Ser A	5.00%	07/15/21	163,296
1,265,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	1,293,614
100,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	102,262
100,000	Philadelphia PA Ref, Ser A	5.00%	09/15/21	102,817
1,585,000	Philadelphia PA Sch Dist Trans, Ser A	4.00%	06/30/21	1,610,772
210,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.13%	01/01/43	219,557
100,000	Philadelphia PA, Ser B	5.00%	02/01/21	100,000
				7,722,748
	Tennessee – 1.7%
100,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/21	101,946
100,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/21	101,887
300,000	TN St Energy Acquisition Corp Gas Rev	5.00%	11/01/22	324,150
690,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	742,896
155,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/23	173,848
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	50,000
340,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/23	370,100
				1,864,827
	Texas – 4.3%
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	213,446
1,000,000	Denton TX Indep Sch Dist Var Sch Bldg, Ser B (a)	0.04%	08/01/35	1,000,000
200,000	Gulfgate Redev Auth TX Tax Incr Contract Rev Ref, AGM	4.00%	09/01/22	211,332
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref Lcra Transmission Svcs Corp Proj	5.00%	05/15/21	506,960
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	285,699
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	141,497
350,000	TX St Muni Gas Acquisition & Sply Corp Gas Sply Rev Ref, Ser LII	5.00%	12/15/21	363,310

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$235,000	TX St Muni Gas Acquisition & Sply Corp Gas Sply Rev Ref, Ser LII	5.00%	12/15/22	$254,536
35,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/21	36,494
1,100,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,200,221
110,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	124,975
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	159,072
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	273,028
				4,770,570
	Utah – 0.2%
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/21	100,712
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/22	104,204
				204,916
	Virginia – 1.1%
900,000	Amelia Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Ref Waste Mgmt Pj, AMT (Mandatory put 04/01/21)	3.00%	04/01/27	904,167
350,000	VA St Small Business Fing Auth Rev Ref National Sr Campuses Inc	5.00%	01/01/22	364,637
				1,268,804
	Washington – 0.1%
120,000	WA St Mtr Vehcl Tax Sr 520 Corridor Prog Toll, Ser C	5.00%	06/01/24	121,898
	Wisconsin – 6.1%
1,475,000	Cambridge WI Sch Dist, NANS	1.00%	05/03/21	1,477,670
110,000	Milwaukee WI Corp Purp, Ser B4	5.00%	05/15/22	111,474
725,000	Milwaukee WI Promissory & Corporate Notes, Ser N2	5.00%	05/01/22	767,289
545,000	Milwaukee WI Promissory Notes, Ser N1	5.00%	02/01/23	594,480
100,000	Milwaukee WI Promissory Notes, Ser N2	4.00%	03/15/22	104,132
390,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	445,961
380,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/22	400,733
750,000	Pub Fin Auth WI Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj, Ser A-3, AMT (Mandatory put 06/01/21)	2.00%	07/01/29	754,530
2,037,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	0.29%	11/01/25	2,037,000
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	111,604
				6,804,873

Total Investments – 98.3%	109,097,266
(Cost $108,590,767) (d)
Net Other Assets and Liabilities – 1.7%	1,875,887
Net Assets – 100.0%	$110,973,153

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $6,662,500 or 6.0% of net assets.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $519,719 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,220. The net unrealized appreciation was $509,499.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 109,097,266	$ —	$ 109,097,266	$ —

*	See Portfolio of Investments for state breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2021 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$ 81,615,288	$ 109,097,266
Cash	4,017,199	2,495,331
Cash segregated as collateral for open futures contracts	13,420	—
Receivables:
Interest	706,882	743,209
Investment securities sold	167,940	—
Variation margin	2,844	—
Total Assets	86,523,573	112,335,806
LIABILITIES:
Payables:
Investment securities purchased	4,052,807	1,339,556
Investment advisory fees	30,049	23,097
Total Liabilities	4,082,856	1,362,653
NET ASSETS	$82,440,717	$110,973,153
NET ASSETS consist of:
Paid-in capital	$ 80,496,998	$ 110,395,345
Par value	39,500	55,000
Accumulated distributable earnings (loss)	1,904,219	522,808
NET ASSETS	$82,440,717	$110,973,153
NET ASSET VALUE, per share	$20.87	$20.18
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,950,002	5,500,002
Investments, at cost	$79,540,056	$108,590,767
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2021 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$ 676,038	$ 508,104
Total investment income	676,038	508,104
EXPENSES:
Investment advisory fees	187,802	225,287
Total expenses	187,802	225,287
Fees waived by the investment advisor	(34,146)	(89,196)
Net expenses	153,656	136,091
NET INVESTMENT INCOME (LOSS)	522,382	372,013
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	47,379	(13,621)
Futures contracts	4,811	—
Net realized gain (loss)	52,190	(13,621)
Net change in unrealized appreciation (depreciation) on:
Investments	748,389	102,245
Futures contracts	8,000	—
Net change in unrealized appreciation (depreciation)	756,389	102,245
NET REALIZED AND UNREALIZED GAIN (LOSS)	808,579	88,624
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,330,961	$ 460,637

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020
OPERATIONS:
Net investment income (loss)	$ 522,382	$ 630,654	$ 372,013	$ 547,918
Net realized gain (loss)	52,190	(222,557)	(13,621)	2,199
Net change in unrealized appreciation (depreciation)	756,389	916,311	102,245	336,188
Net increase (decrease) in net assets resulting from operations	1,330,961	1,324,408	460,637	886,305
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(559,200)	(637,095)	(365,900)	(536,002)
Return of capital	—	(18,716)	—	(2,449)
Total distributions to shareholders	(559,200)	(655,811)	(365,900)	(538,451)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,933,713	47,999,296	27,217,356	70,260,944
Cost of shares redeemed	(7,231,530)	(6,154,805)	—	(7,045,546)
Net increase (decrease) in net assets resulting from shareholder transactions	19,702,183	41,844,491	27,217,356	63,215,398
Total increase (decrease) in net assets	20,473,944	42,513,088	27,312,093	63,563,252
NET ASSETS:
Beginning of period	61,966,773	19,453,685	83,661,060	20,097,808
End of period	$82,440,717	$61,966,773	$110,973,153	$83,661,060
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,000,002	950,002	4,150,002	1,000,002
Shares sold	1,300,000	2,350,000	1,350,000	3,500,000
Shares redeemed	(350,000)	(300,000)	—	(350,000)
Shares outstanding, end of period	3,950,002	3,000,002	5,500,002	4,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020	Period Ended 7/31/2019 (a)
Net asset value, beginning of period	$ 20.66	$ 20.48	$ 20.00
Income from investment operations:
Net investment income (loss)	0.16	0.38	0.34
Net realized and unrealized gain (loss)	0.22	0.22	0.45
Total from investment operations	0.38	0.60	0.79
Distributions paid to shareholders from:
Net investment income	(0.17)	(0.41)	(0.31)
Return of capital	—	(0.01)	—
Total distributions	(0.17)	(0.42)	(0.31)
Net asset value, end of period	$20.87	$20.66	$20.48
Total return (b)	1.84%	2.98%	3.98%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 82,441	$ 61,967	$ 19,454
Ratio of total expenses to average net assets	0.55% (c)	0.55%	0.55% (c)
Ratio of net expenses to average net assets	0.45% (c)	0.45%	0.45% (c)
Ratio of net investment income (loss) to average net assets	1.53% (c)	2.00%	2.23% (c)
Portfolio turnover rate (d)	16%	58%	66%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2021 (Unaudited)	Year Ended 7/31/2020	Period Ended 7/31/2019 (a)
Net asset value, beginning of period	$ 20.16	$ 20.10	$ 20.00
Income from investment operations:
Net investment income (loss)	0.07	0.25	0.26
Net realized and unrealized gain (loss)	0.02	0.07	0.09
Total from investment operations	0.09	0.32	0.35
Distributions paid to shareholders from:
Net investment income	(0.07)	(0.26)	(0.25)
Net realized gain	—	(0.00) (b)	—
Return of capital	—	(0.00) (b)	—
Total distributions	(0.07)	(0.26)	(0.25)
Net asset value, end of period	$20.18	$20.16	$20.10
Total return (c)	0.47%	1.61%	1.75%
Total return (c)	0.47%	1.61%	1.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 110,973	$ 83,661	$ 20,098
Ratio of total expenses to average net assets	0.45% (d)	0.45%	0.45% (d)
Ratio of net expenses to average net assets	0.27% (d)	0.35%	0.35% (d)
Ratio of net investment income (loss) to average net assets	0.74% (d)	1.20%	1.73% (d)
Portfolio turnover rate (e)	29%	149%	145%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust:
First Trust Short Duration Managed Municipal ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (NYSE Arca ticker “FUMB”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units”.
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2021, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Futures Contracts
FSMB may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $13,420 is shown as “Cash segregated as collateral for open futures contracts” on the Statements of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2020, was as follows:
	Distributions paid from Tax-Exempt Income	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$ 636,236	$ 859	$—	$ 18,716
First Trust Ultra Short Duration Municipal ETF	526,947	8,438	617	2,449

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
As of July 31, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$ —	$ (222,307)	$ 1,354,765
First Trust Ultra Short Duration Municipal ETF	—	—	428,071
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019 and 2020 remain open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:
Non-Expiring Capital Loss Carryforward
First Trust Short Duration Managed Municipal ETF	$ 222,307
First Trust Ultra Short Duration Municipal ETF	—
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2020, the Fund did not incur any net ordinary losses.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
FSMB and FUMB have agreed to pay First Trust an annual unitary management fee of 0.55% and 0.45% of FSMB’s and FUMB’s average daily net assets, respectively. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Funds pursuant to which the Advisor contractually agreed to waive management fees of 0.10% of each Fund’s average daily net assets until November 30, 2021. The Board also approved an additional fee waiver for FUMB of 0.10% of average daily net assets which will continue through November 30, 2021.The waiver agreement may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of the Funds or by the Funds’ investment advisor only after November 30, 2021. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2021, the Advisor waived fees of $34,146 and $89,196 for FSMB and FUMB, respectively.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$ 32,648,162	$ 10,442,917
First Trust Ultra Short Duration Municipal ETF	44,336,119	22,536,071

For the six months ended January 31, 2021, the Funds had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by FSMB at January 31, 2021, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ 8,000	Unrealized depreciation on futures contracts*	$ —
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2021, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$4,811
Net change in unrealized appreciation (depreciation) on futures contracts	8,000
During the six months ended January 31, 2021, the notional value of futures contracts opened and closed were $1,576,359 and $784,328, respectively.
The Funds do not have the right to offset financial assets and liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2021.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund III
First Trust Merger Arbitrage ETF (MARB)

Semi-Annual Report
For the Six Months Ended
January 31, 2021

First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2021
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Vivaldi Asset Management, LLC (“Vivaldi” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Merger Arbitrage ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Letter from the Chairman and CEO
January 31, 2021
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Merger Arbitrage ETF (the “Fund”), which contains detailed information about the Fund for the six months ended January 31, 2021.
There is so much to talk about, yet so little space. Rather than drill down on politics or belabor the coronavirus (“COVID-19”) pandemic, I would like to take this opportunity to convey a brief message on the current economic/business/investment climate in the U.S. The one thing I feel compelled to point out, however, is that unlike the Trump Administration’s approach of delegating the lion’s share of the responsibility of executing the medical ground assault against COVID-19 to the states, the Biden Administration has communicated its intention to play more of an integral role at the federal level. The distribution of the FDA-approved vaccines, of which there are currently three, and the push for a huge bump up in the next round of fiscal stimulus to help millions of Americans cope with the economic fallout stemming from the pandemic are just two examples. While he was hoping to make it a bipartisan effort, President Joe Biden was prepared to utilize a tactic in Congress, particularly in the Senate, known as reconciliation to pass his $1.9 trillion stimulus bill. Reconciliation would only require a simple majority of Senate votes to pass the bill. In the end, Congress did just that and the Senate passed the bill with a 50-49 count. President Biden signed the “American Rescue Plan Act” into law on March 11, 2021. Not one Republican in Congress voted for the bill.
The current climate strikes me as one where “Cash is King.” A recent survey by Money and Morning Consult found that 68% of adults said they need another stimulus check from the government to get by, and 39% of those polled claimed they need the additional financial support “a lot,” according to their own release. Overall, respondents said that the $600 checks sent out this past December were not enough. Seventy-seven percent of adults say they need the checks to exceed $1,000 and 36% say they need more than $2,000 to make ends meet. President Joe Biden’s American Rescue Plan will make payments of up to $1,400 to those who are eligible. Suffice it to say, cash tends to be an urgent priority for those who do not have it.
While most investors are likely hunting for opportunities to generate higher returns on their capital, many Americans are sitting on their cash. Brian Wesbury, Chief Economist at First Trust, recently noted that, as of the third quarter of 2020, the amount of capital held by Americans in checking accounts, savings accounts, time deposits and money market funds stood $2.8 trillion higher than their combined total in the third quarter of 2019. If you have listened to what Federal Reserve Chairman Jerome Powell has said about keeping short-term interest rates low for two or three more years if need be to significantly lower unemployment and generate inflationary pressure beyond the Federal Reserve’s 2.0% target, it makes the thought of harboring such an extraordinary volume of capital in these low-paying, interest-bearing accounts even harder to fathom, in my opinion.
The state of the U.S. economy is on the mend, but likely won’t make a full recovery for at least a couple more years, according to Wesbury. In our opinion, most of the weakness in the economy is stemming from some key service-oriented sectors, such as hotels and airlines, that remain sheltered or lightly used. Wesbury believes that a full recovery requires the reopening of the entire U.S. economy. The speed of the vaccine rollout in the weeks ahead could help determine when the economy is ready to fully reopen.
We believe investors should take solace in how upbeat our top executives are about the near future. The Conference Board’s Measure of CEO Confidence™ rose to a 17-year high in the first quarter of 2021, according to Fox Business. The measure currently stands at 73. A reading above 50 points reflects more positive than negative responses from CEOs. Its quarterly survey revealed that 82% of CEOs expect economic conditions to improve over the next six months, up from 63% in the prior survey. Forty-five percent of them expect to increase capital spending, up from 25% in the prior survey. The good news is that Corporate America’s largest companies have the cash to fund projects. In the third quarter of 2020 (most recent data), S&P 500 Industrials (Old) cash and equivalents, which excludes cash held by Financials, Utilities and Transportation companies, stood at a near-record high of $1.88 trillion, according to S&P Dow Jones Indices. The all-time high was $1.89 trillion, set in the second quarter of 2020.
It seems the economy is on the cusp of another major cash injection from the government. We encourage investors to stay the course.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Merger Arbitrage ETF (MARB)
The First Trust Merger Arbitrage ETF’s (the “Fund”) investment objective is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts (“ADRs”), and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “MARB.”
Performance
		Cumulative Total Returns
	6 Months Ended 1/31/21	Inception (2/4/20) to 1/31/21
Fund Performance
NAV	0.46%	-2.30%
Market Price	0.51%	-2.25%
Index Performance
Hedge Fund Research Merger Arbitrage Index	7.73%	6.39%
S&P 500® Index	14.47%	14.68%
Total returns for the period since inception are calculated from the inception date of the Fund. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Merger Arbitrage ETF (MARB)
Portfolio Sector Allocation	% of Total Long-Term Investments
Financials	32.6%
Information Technology	30.8
Energy	17.7
Health Care	11.8
Utilities	4.3
Industrials	2.8
Total	100.0%

Portfolio Sector Allocation	% of Investments Sold Short
Financials	33.5%
Energy	32.1
Information Technology	29.3
Industrials	5.1
Total	100.0%
Top Ten Long-Term Investments	% of Net Assets
Willis Towers Watson PLC	8.3%
Pioneer Natural Resources Co.	7.9
Anworth Mortgage Asset Corp.	7.7
ConocoPhillips	6.4
Slack Technologies, Inc., Class A	5.9
Watford Holdings Ltd.	5.3
Endurance International Group Holdings, Inc.	5.2
Cellular Biomedicine Group, Inc.	5.0
Varian Medical Systems, Inc.	4.5
Maxim Integrated Products, Inc.	4.1
Total	60.3%

Top Investments Sold Short	% of Net Assets
Aon PLC, Class A	-8.9%
Pioneer Natural Resources Co.	-7.9
ConocoPhillips	-6.4
Ready Capital Corp.	-6.0
Analog Devices, Inc.	-4.4
Advanced Micro Devices, Inc.	-4.0
salesforce.com, Inc.	-2.4
Builders FirstSource, Inc.	-2.2
Marvell Technology Group Ltd.	-2.2
Total	-44.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2021 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Merger Arbitrage ETF (the “Fund” or “MARB”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
Vivaldi Asset Management, LLC
Vivaldi Asset Management, LLC (“Vivaldi” or the “Sub-Advisor”) serves as the Fund’s investment sub-advisor. Vivaldi is an SEC registered investment advisor, founded in 2013 and headquartered in Chicago, Illinois, that specializes in structuring and managing alternative investment, multi-manager, and multi-strategy mutual funds. Vivaldi prides itself on its ability to combine rigorous research and risk management processes with disciplined portfolio construction and management.
Portfolio Management Team
Michael Peck – CFA, President and Co-Chief Investment Officer, Vivaldi
Scott Hergott – Co-Chief Investment Officer, Vivaldi
Brian Murphy – Portfolio Manager, Vivaldi
Jeff O’Brien – Portfolio Manager, Vivaldi
Daniel Lancz – Portfolio Manager, Vivaldi
Michael Grayson – Portfolio Manager, Vivaldi

First Trust Merger Arbitrage ETF (MARB)
Understanding Your Fund Expenses
January 31, 2021 (Unaudited)
As a shareholder of the First Trust Merger Arbitrage ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2021.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Merger Arbitrage ETF (MARB)
Actual	$1,000.00	$1,004.60	2.18%	$11.01
Hypothetical (5% return before expenses)	$1,000.00	$1,014.22	2.18%	$11.07

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2020 through January 31, 2021), multiplied by 184/365 (to reflect the six-month period).

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
January 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 73.0%
	Biotechnology – 5.0%
32,688	Cellular Biomedicine Group, Inc. (a) (b)	$640,685
	Building Products – 2.2%
7,378	Builders FirstSource, Inc. (a) (b)	282,209
	Capital Markets – 3.1%
15,627	Waddell & Reed Financial, Inc., Class A	395,207
	Electric Utilities – 3.5%
9,092	PNM Resources, Inc. (b)	441,144
	Health Care Equipment & Supplies – 4.5%
3,244	Varian Medical Systems, Inc. (a) (b)	569,549
	Insurance – 13.6%
19,480	Watford Holdings Ltd. (a) (b)	673,229
5,210	Willis Towers Watson PLC (b)	1,057,317
		1,730,546
	IT Services – 8.2%
69,882	Endurance International Group Holdings, Inc. (a) (b)	662,481
7,458	Virtusa Corp. (a) (b)	380,731
		1,043,212
	Oil, Gas & Consumable Fuels – 14.3%
20,330	ConocoPhillips (b)	813,810
8,275	Pioneer Natural Resources Co. (b)	1,000,447
		1,814,257
	Semiconductors & Semiconductor Equipment – 10.8%
2,342	Inphi, Corp. (a) (b)	394,885
6,002	Maxim Integrated Products, Inc. (b)	526,435
3,467	Xilinx, Inc. (b)	452,686
		1,374,006
	Software – 5.9%
17,614	Slack Technologies, Inc., Class A (a) (b)	742,782
	Thrifts & Mortgage Finance – 1.9%
7,375	Standard AVB Financial Corp. (b)	241,974
	Total Common Stocks	9,275,571
	(Cost $9,072,259)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 7.7%
	Mortgage Real Estate Investment Trusts – 7.7%
399,418	Anworth Mortgage Asset Corp. (b)	$974,580
	(Cost $1,088,414)
	Total Investments – 80.7%	10,250,151
	(Cost $10,160,673) (c)
COMMON STOCKS SOLD SHORT – (38.4)%
	Building Products – (2.2)%
(7,432)	Builders FirstSource, Inc. (a)	(284,274)
	Insurance – (8.9)%
(5,548)	Aon PLC, Class A	(1,126,799)
	Oil, Gas & Consumable Fuels – (14.3)%
(20,303)	ConocoPhillips	(812,729)
(8,258)	Pioneer Natural Resources Co.	(998,392)
		(1,811,121)
	Semiconductors & Semiconductor Equipment – (10.6)%
(5,934)	Advanced Micro Devices, Inc. (a)	(508,188)
(3,780)	Analog Devices, Inc.	(556,907)
(5,454)	Marvell Technology Group Ltd.	(280,663)
		(1,345,758)
	Software – (2.4)%
(1,366)	salesforce.com, Inc. (a)	(308,115)
	Total Common Stocks Sold Short	(4,876,067)
	(Proceeds $4,688,647)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (6.0)%
	Mortgage Real Estate Investment Trusts – (6.0)%
(67,140)	Ready Capital Corp.	(764,053)
	(Proceeds $834,867)
	Total Investments Sold Short – (44.4)%	(5,640,120)
	(Proceeds $5,523,514)
	Net Other Assets and Liabilities – 63.7%	8,097,839
	Net Assets – 100.0%	$12,707,870

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $392,474 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $419,602. The net unrealized depreciation was $27,128. The unrealized amounts presented are inclusive of investments sold short.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,275,571	$ 9,275,571	$ —	$ —
Real Estate Investment Trusts*	974,580	974,580	—	—
Total Investments	$ 10,250,151	$ 10,250,151	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (4,876,067)	$ (4,876,067)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(764,053)	(764,053)	—	—
Total	$ (5,640,120)	$ (5,640,120)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
ASSETS:
Investments, at value (Cost $10,160,673)	$ 10,250,151
Cash	2,051,827
Restricted Cash	6,049,512
Dividends receivable	13,892
Total Assets	18,365,382
LIABILITIES:
Investments sold short, at value (proceeds $5,523,514)	5,640,120
Payables:
Investment advisory fees	13,470
Dividends on investments sold short	2,552
Margin interest expense	1,370
Total Liabilities	5,657,512
NET ASSETS	$12,707,870
NET ASSETS consist of:
Paid-in capital	$ 12,700,874
Par value	6,500
Accumulated distributable earnings (loss)	496
NET ASSETS	$12,707,870
NET ASSET VALUE, per share	$19.55
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Operations
For the Six Months Ended January 31, 2021 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 115,860
Interest	110
Other	444
Total investment income	116,414
EXPENSES:
Investment advisory fees	80,097
Dividend expense on investments sold short	54,118
Margin interest expense	5,310
Total expenses	139,525
NET INVESTMENT INCOME (LOSS)	(23,111)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	46,462
In-kind redemptions	161,537
Investments sold short	(125,947)
Net realized gain (loss)	82,052
Net change in unrealized appreciation (depreciation) on:
Investments	83,631
Investments sold short	(84,489)
Net change in unrealized appreciation (depreciation)	(858)
NET REALIZED AND UNREALIZED GAIN (LOSS)	81,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 58,083
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2021 (Unaudited)	Period Ended 7/31/2020 (a)
OPERATIONS:
Net investment income (loss)	$ (23,111)	$ (46,812)
Net realized gain (loss)	82,052	49,574
Net change in unrealized appreciation (depreciation)	(858)	(26,270)
Net increase (decrease) in net assets resulting from operations	58,083	(23,508)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,900,479	14,621,923
Cost of shares redeemed	(3,899,444)	(1,949,663)
Net increase (decrease) in net assets resulting from shareholder transactions	1,035	12,672,260
Total increase (decrease) in net assets	59,118	12,648,752
NET ASSETS:
Beginning of period	12,648,752	—
End of period	$12,707,870	$12,648,752
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	—
Shares sold	200,000	750,002
Shares redeemed	(200,000)	(100,000)
Shares outstanding, end of period	650,002	650,002

(a)	Inception date is February 4, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2021 (Unaudited)	Period Ended 7/31/2020 (a)
Net asset value, beginning of period	$ 19.46	$ 20.01
Income from investment operations:
Net investment income (loss)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	0.13	(0.48)
Total from investment operations	0.09	(0.55)
Net asset value, end of period	$19.55	$19.46
Total return (b)	0.46%	(2.75)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 12,708	$ 12,649
Ratio of total expenses to average net assets	2.18% (c)	2.30% (c)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	1.25% (c)	1.25% (c)
Ratio of net investment income (loss) to average net assets	(0.36)% (c)	(1.71)% (c)
Portfolio turnover rate (d)	140%	137%

(a)	Inception date is February 4, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Notes to Financial Statements
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Merger Arbitrage ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MARB” on NYSE Arca, Inc. The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts (“ADRs”), and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2021, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with BNP Paribas Prime Brokerage International, Ltd. for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to 1-Month LIBOR plus 75 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended January 31, 2021, the Fund had margin interest expense of $5,310, as shown on the Statement of Operations. Restricted cash in the amount of $6,049,512, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of January 31, 2021.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
During the fiscal period ended July 31, 2020, no distributions were paid by the Fund.
As of July 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(31,307)
Net unrealized appreciation (depreciation)	(26,280)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2020 remains open to federal and state audit. As of January 31, 2021, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2020, the Fund had $31,307 of non-expiring capital loss carryforwards for federal income tax purposes.
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees Vivaldi Asset Management, LLC’s (“Vivaldi” or the “Sub-Advisor”) management of the Fund’s assets and pays Vivaldi for its services as Sub-Advisor. First Trust is paid an annual unitary management fee by the Fund equal to 1.25% of the Fund’s average daily net assets and is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sales transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2021, the cost of purchases and proceeds from sales of investments, excluding short term investments, investments sold short and in-kind transactions were $15,129,539 and $10,869,219, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $4,828,506 and $7,737,886, respectively.
For the six months ended January 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales were $1,453,311 and $3,297,564, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 3, 2022.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:
On March 8, 2021, the Fund’s Board of Trustees approved a change in the Fund’s investment strategy by authorizing the Fund to invest up to 10% of its net assets in stock, warrants and other securities of special purpose acquisition companies (“SPACs”).
A SPAC is a publicly listed acquisition vehicle, whereby one or more sponsors raise a pool of capital with the special purpose of acquiring a private operating company. SPACs often have pre-determined time frames to merge with an operating company (typically two years), and if no merger takes place during that time frame the SPAC will liquidate. A SPAC generally offers units, each comprised of one share of common stock and a warrant (or portion of a warrant) to purchase common stock. A warrant is a security that allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period, the invested funds are returned to the entity’s shareholders.
The Fund will generally dispose of SPAC interests held by the Fund prior to the completion of an acquisition. Depending on the relative market price of the SPAC securities and the net asset value of the underlying U.S. government securities, money market securities and cash held by the SPAC, the Fund may either sell the securities at their current market price or redeem them with the SPAC in accordance with the redemption terms applicable to such securities.

Additional Information
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, will cease making LIBOR available as a reference rate over a phase-out period that will begin immediately after December 31, 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity;

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2021 (Unaudited)
currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Although the funds and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Vivaldi Asset Management, LLC
225 West Wacker Drive, Suite 2100
Chicago, IL 60606
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 9, 2021
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 9, 2021

* Print the name and title of each signing officer under his or her signature.